UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2019.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Richard K. Riederer	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	3

Holdings Summaries    (unaudited)

Government Obligations Fund

Portfolio Allocation as of August 31, 2019[1] (% of net assets)
U.S. Treasury Repurchase Agreements	45.2%
U.S. Government Agency Debt	38.5
U.S. Government Agency Repurchase Agreements	10.6
U.S. Treasury Debt	3.9
Investment Companies	1.9
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2019[1] (% of net assets)
Certificates of Deposit	23.8%
Other Repurchase Agreements	18.1
Financial Company Commercial Paper	17.1
Asset Backed Commercial Paper	15.5
Non-Negotiable Time Deposits	11.0
U.S. Treasury Repurchase Agreements	8.4
Non-Financial Company Commercial Paper	3.3
Other Instruments	2.6
Variable Rate Demand Notes	1.1
Other Assets and Liabilities, Net[2]	(0.9)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2019[1] (% of net assets)
Certificates of Deposit	25.6%
Other Repurchase Agreements	17.5
Financial Company Commercial Paper	17.3
Asset Backed Commercial Paper	12.7
Non-Negotiable Time Deposits	10.7
U.S. Treasury Repurchase Agreements	10.4
Other Instruments	3.1
Non-Financial Company Commercial Paper	2.8
Variable Rate Demand Note	0.5
Other Assets and Liabilities, Net[2]	(0.6)
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2019[1,3] (% of net assets)
Variable Rate Demand Notes	61.3%
Non-Financial Company Commercial Paper	22.5
Tender Option Bonds	16.1
Other Assets and Liabilities, Net[2]	0.1
100.0%

4	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2019[1] (% of net assets)
U.S. Treasury Repurchase Agreements	60.0%
U.S. Treasury Debt	40.1
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2019[1] (% of net assets)
U.S. Treasury Debt	103.3%
Other Assets and Liabilities, Net[2]	(3.3)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liablities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	5

Expense Examples    (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Government Obligations Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[1] (3/1/2019 to 8/31/2019)
Class A Actual[2]	$1,000.00	$1,008.41	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,009.17	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class P Actual[2]	$1,000.00	$1,011.46	$0.76
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class U Actual[2]	$1,000.00	$1,011.61	$0.61
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class V Actual[2]	$1,000.00	$1,010.70	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,011.51	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,009.93	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,011.31	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2019 of 0.84%, 0.92%, 1.15%, 1.16%, 1.07%, 1.15%, 0.99%, and 1.13% for Class A, Class D, Class P, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[3] (3/1/2019 to 8/31/2019)
Class T Actual[4]	$1,000.00	$1,010.79	$2.03
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,011.20	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,010.54	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,012.12	$0.71
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.14% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2019 of 1.08%, 1.12%, 1.05%, and 1.21% for Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	7

Expense Examples    (unaudited)

Retail Prime Obligations Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[1] (3/1/2019 to 8/31/2019)
Class A Actual[2]	$1,000.00	$1,010.00	$2.94
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96
Class T Actual[2]	$1,000.00	$1,010.93	$2.03
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[2]	$1,000.00	$1,011.44	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,012.25	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,010.68	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,011.95	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.58%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2019 of 1.00%, 1.09%, 1.14%, 1.23%, 1.07%, and 1.19% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[3] (3/1/2019 to 8/31/2019)
Class A Actual[4]	$1,000.00	$1,004.31	$3.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class V Actual[4]	$1,000.00	$1,006.59	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,005.83	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,007.10	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.30%, 0.45%, and 0.20% for Class A, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2019 of 0.43%, 0.66%, 0.58%, and 0.71% for Class A, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Treasury Obligations Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[1] (3/1/2019 to 8/31/2019)
Class A Actual[2]	$1,000.00	$1,008.33	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,009.09	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class P Actual[2]	$1,000.00	$1,011.38	$0.76
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class V Actual[2]	$1,000.00	$1,010.61	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,011.43	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,009.85	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,011.23	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2019 of 0.83%, 0.91%, 1.14%, 1.06%, 1.14%, 0.99%, and 1.12% for Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (3/1/2019)	Ending Account Value (8/31/2019)	Expenses Paid During Period[3] (3/1/2019 to 8/31/2019)
Class A Actual[4]	$1,000.00	$1,008.04	$3.80
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[4]	$1,000.00	$1,008.80	$3.04
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class V Actual[4]	$1,000.00	$1,010.33	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,009.57	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,010.84	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2019 of 0.80%, 0.88%, 1.03%, 0.96%, and 1.08% for Class A, Class D, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (referred to as the "Company") (comprising the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, (collectively referred to as the "Funds"), including the schedules of investments, as of August 31, 2019, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Company at August 31, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising First American Funds, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights
Government Obligations Fund Institutional Prime Obligations Fund Retail Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the five years in the period ended August 31, 2019.
Retail Prime Obligations Fund	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the three years in the period ended August 31, 2019, and the period from July 18, 2016 (commencement of operations) through August 31, 2016.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

10	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the First American Funds, Inc. since 1999.

Minneapolis, MN

October 23, 2019

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	11

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government
Agency Debt – 38.5%
Federal Farm Credit Bank
2.136% (1 Month
LIBOR USD – 0.065%),
09/12/2019 ∆	$50,000	$50,000
2.687%, 09/24/2019 €	30,000	29,949
2.707%, 09/27/2019 €	25,000	24,952
2.666%, 09/30/2019 €	12,000	11,975
2.178% (3 Month
LIBOR USD – 0.160%),
10/10/2019 ∆	115,000	115,000
2.110% (U.S. Federal
Funds Effective Rate –
0.010%), 10/18/2019 ∆	50,000	50,000
2.717%, 11/04/2019 €	70,000	69,666
2.717%, 11/06/2019 €	50,000	49,754
2.201% (3 Month
LIBOR USD + 0.020%),
11/12/2019 ∆	75,000	75,028
2.122% (1 Month
LIBOR USD – 0.060%),
11/19/2019 ∆	225,000	224,996
2.195% (1 Month
LIBOR USD + 0.050%),
01/27/2020 ∆	50,000	50,021
2.144% (1 Month
LIBOR USD – 0.085%),
02/06/2020 ∆	25,750	25,744
2.150% (SOFR + 0.030%),
02/06/2020 ∆	40,000	40,000
2.251% (1 Month
LIBOR USD + 0.050%),
02/10/2020 ∆	15,910	15,918
2.000% (3 Month
U.S. Treasury Money
Market Yield + 0.040%),
02/12/2020∆	50,000	49,998
2.010% (3 Month
U.S. Treasury Money
Market Yield + 0.050%),
02/19/2020 ∆	25,000	25,000
2.048%, 03/04/2020 €	16,000	15,834
2.102% (1 Month
LIBOR USD – 0.080%),
03/19/2020 ∆	44,000	44,000
2.048%, 03/20/2020 €	25,000	24,718
2.122% (1 Month
LIBOR USD – 0.045%),
03/23/2020 ∆	50,000	49,998
2.085% (1 Month
LIBOR USD – 0.060%),
03/25/2020 ∆	50,000	50,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.065% (1 Month
LIBOR USD – 0.080%),
03/27/2020 ∆	$25,000	$25,000
2.025% (3 Month
U.S. Treasury Money
Market Yield + 0.065%),
05/15/2020 ∆	50,000	50,003
1.930% (3 Month
LIBOR USD – 0.220%),
05/22/2020 ∆	50,000	49,986
2.090% (1 Month
LIBOR USD – 0.050%),
05/28/2020 ∆	75,000	75,000
2.066% (1 Month
LIBOR USD – 0.050%),
05/29/2020 ∆	50,000	50,000
2.150% (1 Month
LIBOR USD – 0.080%),
06/01/2020 ∆	222,550	222,533
2.300%, 06/19/2020	50,000	50,000
2.173% (3 Month
LIBOR USD – 0.170%),
06/24/2020 ∆	50,000	49,988
2.260% (U.S. Federal
Funds Effective
Rate + 0.140%),
07/13/2020 ∆	100,000	100,000
2.167% (1 Month
LIBOR USD – 0.030%),
07/16/2020 ∆	101,000	100,998
2.162% (1 Month
LIBOR USD – 0.010%),
07/20/2020 ∆	100,000	100,000
2.224% (1 Month
LIBOR USD – 0.020%),
08/05/2020 ∆	75,000	74,996
2.005% (3 Month
U.S. Treasury Money
Market Yield + 0.045%),
08/17/2020 ∆	27,000	26,997
2.250% (U.S. Federal
Funds Effective
Rate + 0.130%),
08/17/2020 ∆	50,000	50,000
2.245% (U.S. Federal
Funds Effective
Rate + 0.125%),
09/04/2020 ∆	50,000	50,000
2.372% (3 Month
LIBOR USD – 0.130%),
09/04/2020 ∆	50,000	50,000
2.251% (1 Month
LIBOR USD + 0.050%),
09/10/2020 ∆	100,000	100,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.161% (1 Month
LIBOR USD – 0.040%),
09/11/2020 ∆	$50,000	$50,000
2.145% (1 Month
LIBOR USD + 0.000%),
09/25/2020 ∆	79,560	79,549
2.155% (1 Month
LIBOR USD + 0.010%),
09/25/2020 ∆	125,000	124,990
2.202% (1 Month
LIBOR USD + 0.020%),
10/19/2020 ∆	280,300	280,256
2.250% (U.S. Federal
Funds Effective
Rate + 0.130%),
10/23/2020 ∆	25,000	25,000
2.121% (3 Month
LIBOR USD – 0.135%),
10/29/2020 ∆	50,000	49,997
2.038% (3 Month
LIBOR USD – 0.130%),
11/16/2020 ∆	75,000	74,998
2.150% (1 Month
LIBOR USD + 0.005%),
11/27/2020 ∆	200,000	199,991
2.004% (3 Month
LIBOR USD – 0.120%),
11/30/2020 ∆	150,000	150,000
2.220% (1 Month
LIBOR USD + 0.025%),
12/14/2020 ∆	50,000	49,997
2.204% (1 Month
LIBOR USD + 0.065%),
12/28/2020 ∆	100,000	99,999
2.230% (3 Month
LIBOR USD – 0.100%),
12/28/2020 ∆	65,000	65,000
2.121% (1 Month
LIBOR USD + 0.005%),
12/29/2020 ∆	125,000	125,000
2.219% (1 Month
LIBOR USD + 0.025%),
01/13/2021 ∆	100,000	99,991
2.225% (SOFR + 0.105%),
01/15/2021 ∆	40,000	40,000
2.255% (1 Month
LIBOR USD + 0.060%),
01/15/2021 ∆	50,000	50,000
2.217% (1 Month
LIBOR USD + 0.035%),
01/19/2021 ∆	50,000	50,000
2.180% (1 Month
LIBOR USD + 0.035%),
01/26/2021 ∆	25,000	24,995

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.180% (1 Month
LIBOR USD + 0.040%),
01/28/2021 ∆	$100,000	$100,000
2.090% (3 Month
U.S. Treasury Money
Market Yield + 0.130%),
02/08/2021 ∆	125,000	124,991
2.236% (1 Month
LIBOR USD + 0.035%),
02/11/2021 ∆	125,000	125,000
2.240% (U.S. Federal
Funds Effective
Rate + 0.120%),
02/22/2021 ∆	45,000	45,000
2.275% (1 Month
LIBOR USD + 0.045%),
03/01/2021 ∆	146,400	146,399
2.197% (1 Month
LIBOR USD + 0.015%),
03/17/2021 ∆	75,000	75,000
2.240% (SOFR + 0.120%),
03/18/2021 ∆	25,000	25,000
2.242% (1 Month
LIBOR USD + 0.045%),
04/16/2021 ∆	75,000	75,000
2.192% (1 Month
LIBOR USD + 0.010%),
04/19/2021 ∆	46,100	46,074
2.220% (SOFR + 0.100%),
05/07/2021 ∆	23,000	23,000
2.229% (1 Month
LIBOR USD + 0.035%),
05/13/2021 ∆	225,000	224,998
2.100% (3 Month
U.S. Treasury
Money Market
Yield + 0.140%),
05/28/2021 ∆	25,000	25,000
2.230% (U.S. Federal
Funds Effective
Rate + 0.110%),
05/28/2021 ∆	25,000	25,000
2.284% (1 Month LIBOR
USD + 0.040%),
06/03/2021 ∆	90,000	90,000
2.240% (FCPR
DLY – 3.010%),
06/07/2021 ∆	175,000	175,000
2.200% (SOFR + 0.080%),
06/10/2021 ∆	45,000	45,000
2.293% (1 Month LIBOR
USD + 0.080%),
07/08/2021 ∆	183,000	183,000
2.195% (SOFR + 0.075%),
07/09/2021 ∆	38,000	38,000

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	13

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.180% (FCPR
DLY – 3.070%),
07/19/2021 ∆	$50,000	50,000
2.225% (1 Month LIBOR
USD + 0.080%),
07/26/2021 ∆	35,000	35,000
2.445% (1 Month LIBOR
USD + 0.300%),
07/27/2021 ∆	7,000	7,027
2.185% (SOFR + 0.065%),
08/20/2021 ∆	26,000	26,000
2.247% (1 Month LIBOR
USD + 0.080%),
08/23/2021 ∆	180,000	179,996
Federal Home Loan Bank
2.352%, 09/03/2019 €	100,000	99,987
2.346%, 09/06/2019 €	168,550	168,496
2.151% (1 Month
LIBOR USD – 0.060%),
09/09/2019 ∆	75,000	75,000
2.180% (SOFR + 0.060%),
09/10/2019 ∆	50,000	50,000
2.141% (1 Month
LIBOR USD – 0.060%),
09/11/2019 ∆	25,000	25,000
2.141% (1 Month
LIBOR USD – 0.060%),
09/11/2019 ∆	75,000	75,000
2.286%, 09/11/2019 €	101,000	100,937
2.137% (1 Month
LIBOR USD – 0.060%),
09/16/2019 ∆	75,000	75,000
2.145% (SOFR + 0.025%),
09/20/2019 ∆	120,000	120,000
2.175%, 09/20/2019 €	9,450	9,439
2.085% (1 Month
LIBOR USD – 0.060%),
09/25/2019 ∆	50,000	50,000
2.190%, 09/27/2019 €	250,000	249,610
2.220%, 10/02/2019 €	31,246	31,187
2.071%, 10/04/2019 €	224,000	223,581
2.029% (3 Month
LIBOR USD – 0.260%),
10/07/2019 ∆	150,000	149,986
2.160%, 10/07/2019 €	200,000	199,574
2.173% (1 Month
LIBOR USD – 0.050%),
10/07/2019 ∆	50,000	50,000
2.048%, 10/08/2019 €	100,000	99,792
2.150% (SOFR + 0.030%),
10/09/2019 ∆	173,000	173,000
2.161% (1 Month LIBOR
USD – 0.050%),
10/09/2019 ∆	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.112% (1 Month
LIBOR USD – 0.070%),
10/17/2019 ∆	$100,000	$100,000
2.140%, 10/18/2019 €	624,000	622,280
2.052%, 10/23/2019 €	227,000	226,336
2.053%, 10/25/2019 €	150,000	149,544
2.018%, 10/31/2019 €	300,000	299,005
2.043%, 11/01/2019 €	150,000	149,488
2.048%, 11/04/2019 €	265,000	264,048
2.048%, 11/06/2019 €	100,000	99,630
2.143% (1 Month
LIBOR USD – 0.070%),
11/08/2019 ∆	100,000	100,000
2.073%, 11/13/2019 €	209,460	208,592
2.185% (SOFR + 0.065%),
11/15/2019 ∆	95,000	95,000
1.989%, 11/20/2019 €	556,900	554,472
1.982%, 11/22/2019 €	162,000	161,279
2.157%, 11/27/2019 €	532,061	529,326
1.996%, 11/29/2019 €	50,000	49,757
2.174% (1 Month
LIBOR USD – 0.050%),
12/02/2019 ∆	50,000	50,000
2.150% (SOFR + 0.030%),
12/06/2019 ∆	135,000	135,000
2.179% (1 Month
LIBOR USD – 0.050%),
12/06/2019 ∆	150,000	150,010
2.120% (SOFR+ 0.000%),
12/11/2019 ∆	115,000	115,000
2.151% (1 Month
LIBOR USD – 0.050%),
12/12/2019 ∆	25,000	25,000
2.144% (1 Month
LIBOR USD – 0.050%),
12/13/2019 ∆	50,000	50,000
2.132% (1 Month
LIBOR USD – 0.050%),
12/18/2019 ∆	50,000	50,000
2.550%, 12/19/2019	100,000	100,000
2.130% (SOFR + 0.010%),
12/20/2019 ∆	100,000	100,000
2.080% (1 Month
LIBOR USD – 0.065%),
12/26/2019 ∆	80,000	79,987
2.053%, 01/03/2020 €	200,000	198,605
2.164% (1 Month
LIBOR USD – 0.065%),
01/06/2020 ∆	50,000	50,000
2.148% (1 Month
LIBOR USD – 0.065%),
01/08/2020 ∆	50,000	50,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.148% (1 Month
LIBOR USD – 0.065%),
01/08/2020 ∆	$30,000	$30,000
2.136% (1 Month
LIBOR USD – 0.065%),
01/10/2020 ∆	50,000	50,000
2.129% (1 Month
LIBOR USD – 0.065%),
01/13/2020 ∆	50,000	50,000
2.125% (SOFR + 0.005%),
01/17/2020 ∆	100,000	100,000
2.153% (3 Month
LIBOR USD – 0.150%),
01/17/2020 ∆	50,000	50,000
2.153% (3 Month
LIBOR USD – 0.150%),
01/17/2020 ∆	50,000	50,000
2.170% (SOFR + 0.050%),
01/17/2020 ∆	70,000	70,000
2.177% (1 Month
LIBOR USD – 0.005%),
01/17/2020 ∆	200,000	200,000
2.251% (3 Month
LIBOR USD – 0.135%),
01/21/2020 ∆	75,000	75,000
2.058%, 01/22/2020 €	100,000	99,194
2.128% (3 Month
LIBOR USD – 0.150%),
01/22/2020 ∆	50,000	50,000
2.102% (1 Month
LIBOR USD – 0.065%),
01/23/2020 ∆	94,750	94,749
2.060%, 01/24/2020	125,000	124,982
2.075% (1 Month
LIBOR USD – 0.065%),
01/28/2020 ∆	25,000	25,000
2.075% (1 Month
LIBOR USD – 0.065%),
01/28/2020 ∆	196,500	196,503
2.062% (3 Month
U.S. Treasury Money
Market Yield + 0.070%),
01/29/2020 ∆	100,000	100,004
2.101% (3 Month
LIBOR USD – 0.155%),
01/29/2020∆	50,000	50,000
2.133% (1 Month
LIBOR USD – 0.080%),
02/07/2020 ∆	100,000	100,000
2.153% (1 Month
LIBOR USD – 0.070%),
02/07/2020 ∆	25,000	24,994

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
1.961% (3 Month
LIBOR USD – 0.220%),
02/10/2020 ∆	$50,000	$50,000
2.136% (1 Month
LIBOR USD – 0.065%),
02/12/2020 ∆	25,000	25,000
1.924% (3 Month
LIBOR USD – 0.200%),
02/18/2020 ∆	50,000	50,000
2.112% (1 Month
LIBOR USD – 0.060%),
02/20/2020 ∆	50,000	50,000
2.140% (SOFR + 0.020%),
02/21/2020 ∆	129,000	129,000
2.155% (SOFR + 0.035%),
02/21/2020 ∆	97,500	97,500
2.085% (1 Month
LIBOR USD – 0.060%),
02/24/2020 ∆	50,000	49,999
2.580%, 03/20/2020	34,440	34,441
2.125% (1 Month
LIBOR USD – 0.020%),
03/27/2020 ∆	100,000	100,000
2.189% (1 Month
LIBOR USD – 0.040%),
04/06/2020 ∆	100,000	100,000
2.053% (3 Month
LIBOR USD – 0.250%),
04/17/2020 ∆	50,000	50,000
2.142% (1 Month L
IBOR USD – 0.040%),
04/17/2020 ∆	50,000	50,000
2.145% (SOFR + 0.025%),
04/22/2020 ∆	65,000	65,000
2.140% (SOFR + 0.020%),
05/22/2020 ∆	56,000	56,000
2.230% (SOFR + 0.110%),
06/10/2020 ∆	150,000	150,000
2.400%, 06/17/2020	78,100	78,100
2.155% (SOFR + 0.035%),
06/19/2020 ∆	50,000	50,000
2.133% (3 Month
LIBOR USD – 0.210%),
06/22/2020 ∆	50,000	50,000
2.150% (SOFR + 0.030%),
07/17/2020 ∆	79,000	79,000
2.100%, 07/23/2020	200,000	200,000
2.195% (SOFR + 0.075%),
07/24/2020 ∆	30,000	30,000
2.200%, 07/29/2020	95,000	95,000
2.200%, 08/05/2020	100,000	100,000
2.040%, 08/21/2020	35,000	35,000
2.150% (SOFR + 0.030%),
08/21/2020 ∆	50,000	50,000

FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	15

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.160% (SOFR + 0.040%),
08/25/2020 ∆	$64,000	$64,000
2.100%, 09/11/2020	150,000	150,000
2.165% (SOFR + 0.045%),
09/28/2020 ∆	53,000	53,000
2.225% (SOFR + 0.105%),
10/01/2020 ∆	55,000	55,000
2.145% (1 Month
LIBOR USD + 0.000%),
10/26/2020 ∆	50,000	50,000
2.150% (SOFR + 0.030%),
11/06/2020 ∆	41,000	41,000
2.197% (1 Month
LIBOR USD + 0.000%),
11/16/2020 ∆	75,000	75,000
2.170% (SOFR + 0.050%),
01/22/2021 ∆	60,500	60,500
2.171% (3 Month
LIBOR USD – 0.105%),
01/25/2021 ∆	50,000	50,000
2.170% (SOFR + 0.050%),
01/28/2021 ∆	55,000	55,000
2.160% (SOFR + 0.040%),
02/09/2021 ∆	100,000	100,000
2.235% (SOFR + 0.115%),
03/12/2021 ∆	97,000	97,000
2.175% (SOFR + 0.055%),
05/14/2021 ∆	200,000	200,000
2.195% (SOFR + 0.075%),
06/11/2021 ∆	45,000	45,000
2.195% (SOFR + 0.075%),
07/08/2021 ∆	119,000	119,000
2.194% (1 Month
LIBOR USD + 0.000%),
07/13/2021 ∆	79,800	79,692
2.195% (SOFR + 0.075%),
07/23/2021 ∆	101,000	101,000
2.250% (1 Month
LIBOR USD + 0.055%),
08/13/2021 ∆	100,000	100,000
Federal Home Loan
Mortgage Corporation
2.495%, 09/04/2019	45,050	45,050
1.250%, 10/02/2019	168,114	167,916
2.291%, 10/17/2019 €	5,000	4,986
2.130% (SOFR + 0.010%),
11/01/2019 ∆	100,000	100,000
1.350%, 11/26/2019	25,000	25,000
2.440%, 06/09/2020	175,000	175,000
2.300%, 07/09/2020	165,300	165,321
2.150% (SOFR + 0.030%),
08/21/2020 ∆	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE >
2.150% (SOFR + 0.030%),
09/08/2020 ∆	$50,000	$50,000
2.150% (SOFR + 0.030%),
01/12/2021 ∆	200,000	200,000
2.150% (SOFR + 0.030%),
01/22/2021 ∆	200,000	200,000
2.150% (SOFR + 0.030%),
02/19/2021 ∆	100,000	100,000
Federal National
Mortgage Association
2.280% (SOFR + 0.160%),
01/30/2020 ∆	127,103	127,137
2.220% (SOFR + 0.100%),
04/30/2020 ∆	80,000	80,005
2.180% (SOFR + 0.060%),
07/30/2020 ∆	40,000	40,000
2.195% (SOFR + 0.075%),
10/30/2020 ∆	67,000	67,000
Total U.S. Government
Agency Debt
(Cost $19,242,321)		19,242,321

U.S. Treasury Debt – 3.9%
U.S. Treasury Bills
1.911%, 02/13/2020 €	300,000	297,409
1.853%, 02/20/2020 €	800,000	793,014
U.S. Treasury Notes
1.375%, 01/15/2020	50,000	49,883
1.375%, 03/31/2020	175,000	174,466
2.075% (3 Month
U.S. Treasury Money
Market Yield + 0.115%),
01/31/2021 ∆	565,000	564,659
2.099% (3 Month
U.S. Treasury Money
Market Yield + 0.139%),
04/30/2021 ∆	50,000	49,954
Total U.S. Treasury Debt
(Cost $1,929,385)		1,929,385

Investment Companies Ω – 1.9%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 2.005%	200,000,000	200,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 2.085%	250,000,000	250,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	SHARES/PAR	VALUE >
Goldman Sachs
Financial Square
Money Market
Fund, Institutional
Class, 1.996%	250,000,000	$250,000
Invesco Government
& Agency Portfolio,
Institutional
Class, 2.015%	250,000,000	250,000
Total Investment Companies
(Cost $950,000)		950,000

U.S. Government
Agency Repurchase
Agreements – 10.6%
Bank of America Securities Inc.
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $150,036
(collateralized by various
government agency
obligations: Total market
value $153,000)	$150,000	150,000
BNP Paribas SA
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000
Fixed Income Clearing Corp
2.050%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $500,114
(collateralized by various
government agency
obligations: Total market
value $510,000)	500,000	500,000
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,800,430
(collateralized by various
government agency
obligations: Total market
value $1,836,001)	1,800,000	1,800,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Goldman Sachs & Co. LLC
2.130%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $550,130
(collateralized by
various government
agency obligations:
Total market
value $561,000)	$550,000	$550,000
HSBC Securities (USA) Inc.
2.160%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,000,240
(collateralized by
various government
agency obligations:
Total market
value $1,020,245)	1,000,000	1,000,000
RBC Dominion Securities Inc.
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000
2.140%, dated 08/20/2019,
matures 09/19/2019,
repurchase price $475,847
(collateralized by various
government agency
obligations: Total market
value $484,500)	475,000	475,000
2.160%, dated 07/19/2019,
matures 09/19/2019,
repurchase price $476,767
(collateralized by various
government agency
obligations: Total market
value $484,500)	475,000	475,000
Societe Generale SA
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $125,030
(collateralized by various
government agency
obligations: Total market
value $127,500)	125,000	125,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $5,275,000)		5,275,000
FIRST AMERICAN FUNDS	2019 ANNUAL REPORT	17

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 45.2%
Bank of Montreal
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
2.150%, dated 08/30/2019,
matures 09/09/2019,
repurchase price $200,119
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000) ∞	200,000	200,000
2.170%, dated 08/14/2019,
matures 09/13/2019,
repurchase price $200,362
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000) ∞	200,000	200,000
Bank of Nova Scotia
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $871,399
(collateralized by
U.S. Treasury obligations:
Total market
value $888,615)	871,191	871,191
Barclays Capital Inc.
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $250,059
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000
BNP Paribas SA
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.160%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $500,120
(collateralized by
U.S. Treasury obligations:
Total market
value $510,000)	$500,000	$500,000
2.290%, dated 07/08/2019,
matures 09/09/2019,
repurchase price $1,204,809
(collateralized by
U.S. Treasury obligations:
Total market
value $1,224,000)	1,200,000	1,200,000
2.250%, dated 07/15/2019,
matures 09/13/2019,
repurchase price $175,656
(collateralized by
U.S. Treasury obligations:
Total market
value $178,500)	175,000	175,000
2.190%, dated 07/22/2019,
matures 09/20/2019,
repurchase price $953,468
(collateralized by
U.S. Treasury obligations:
Total market
value $969,000)	950,000	950,000
2.100%, dated 08/06/2019,
matures 10/04/2019,
repurchase price $501,721
(collateralized by
U.S. Treasury obligations:
Total market
value $516,580)	500,000	500,000
2.050%, dated 08/13/2019,
matures 10/11/2019,
repurchase price $852,856
(collateralized by
U.S. Treasury obligations:
Total market
value $867,000)	850,000	850,000
1.960%, dated 08/26/2019,
matures 11/26/2019,
repurchase price $201,002
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2019 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate
& Investment Bank
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $911,617
(collateralized by
U.S. Treasury obligations:
Total market
value $929,628)	$911,400	$911,400
2.130%, dated 08/30/2019,
matures 09/09/2019,
repurchase price $250,148
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000) ∞	250,000	250,000
2.250%, dated 07/09/2019,
matures 09/09/2019,
repurchase price $752,906
(collateralized by
U.S. Treasury obligations:
Total market
value $765,000)	750,000	750,000
2.130%, dated 08/08/2019,
matures 09/10/2019,
repurchase price $500,976
(collateralized by
U.S. Treasury obligations:
Total market
value $510,000)	500,000	500,000
2.130%, dated 08/09/2019,
matures 09/11/2019,
repurchase price $400,781
(collateralized by
U.S. Treasury obligations:
Total market
value $408,000)	400,000	400,000
2.140%, dated 08/12/2019,
matures 09/12/2019,
repurchase price $150,276
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
Fixed Income Clearing Corp
2.050%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $500,114
(collateralized by
U.S. Treasury obligations:
Total market
value $510,003)	500,000	500,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,450,346
(collateralized by
U.S. Treasury obligations:
Total market
value $1,479,000)	$1,450,000	$1,450,000
HSBC Securities (USA) Inc.
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $160,038
(collateralized by
U.S. Treasury obligations:
Total market
value $163,239)	160,000	160,000
2.170%, dated 08/27/2019,
matures 09/03/2019,
repurchase price $700,295
(collateralized by
U.S. Treasury obligations:
Total market
value $714,301)	700,000	700,000
2.170%, dated 08/28/2019,
matures 09/04/2019,
repurchase price $500,211
(collateralized by
U.S. Treasury obligations:
Total market
value $510,184)	500,000	500,000
ING Financial Markets LLC
2.160%, dated 08/27/2019,
matures 09/03/2019,
repurchase price $150,063
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
2.170%, dated 08/28/2019,
matures 09/04/2019,
repurchase price $150,063
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
2.190%, dated 08/07/2019,
matures 09/10/2019,
repurchase price $200,414
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000) ∞	200,000	200,000

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	19

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.170%, dated 08/12/2019,
matures 09/16/2019,
repurchase price $100,211
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000) ∞	$100,000	$100,000
JP Morgan Securities, LLC
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $800,191
(collateralized by
U.S. Treasury obligations:
Total market
value $816,195)	800,000	800,000
2.130% (SOFR + 0.010%),
dated 08/30/2019,
matures 09/29/2019,
repurchase price $325,577
(collateralized by
U.S. Treasury obligations:
Total market
value $332,154) Δ ∞	325,000	325,000
2.130% (SOFR + 0.010%),
dated 08/30/2019,
matures 09/29/2019,
repurchase price $300,533
(collateralized by
U.S. Treasury obligations:
Total market
value $306,604) Δ ∞	300,000	300,000
Mizuho Securities (USA) LLC
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $300,071
(collateralized by
U.S. Treasury obligations:
Total market
value $306,000)	300,000	300,000
MUFG Securities Canada
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,000,238
(collateralized by
U.S. Treasury obligations:
Total market
value $1,020,243)	1,000,000	1,000,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
RBC Dominion Securities Inc.
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,600,380
(collateralized by
U.S. Treasury obligations:
Total market
value $1,632,000)	$1,600,000	$1,600,000
2.220%, dated 07/12/2019,
matures 09/11/2019,
repurchase price $351,317
(collateralized by
U.S. Treasury obligations:
Total market
value $357,000)	350,000	350,000
2.230%, dated 07/10/2019,
matures 10/10/2019,
repurchase price $603,419
(collateralized by
U.S. Treasury obligations:
Total market
value $612,000)	600,000	600,000
Societe Generale SA
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $700,166
(collateralized by
U.S. Treasury obligations:
Total market
value $714,000)	700,000	700,000
2.120% (OBFR + 0.020%),
dated 08/30/2019,
matures 09/06/2019,
repurchase price $750,309
(collateralized by
U.S. Treasury obligations:
Total market
value $765,000)	750,000	750,000
2.120% (OBFR + 0.020%),
dated 08/30/2019,
matures 09/06/2019,
repurchase price $1,500,618
(collateralized by
U.S. Treasury obligations:
Total market
value $1,530,000)	1,500,000	1,500,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Societe Generale/NY
2.180%, dated 08/16/2019,
matures 09/16/2019,
repurchase price $350,657
(collateralized by
U.S. Treasury obligations:
Total market
value $357,000) ∞	$350,000	$350,000
TD Securities (USA) LLC
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $1,000,238
(collateralized by
U.S. Treasury obligations:
Total market
value $1,020,000)	1,000,000	1,000,000
Total U.S. Treasury
Repurchase Agreements
(Cost $22,542,591)		22,542,591
Total Investments ▲ – 100.1%
(Cost $49,939,297)		49,939,297
Other Assets and
Liabilities, Net – (0.1)%		(38,752)
Total Net Assets – 100.0%		$49,900,545
Government Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of August 31, 2019.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2019.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2019, the value of these investments was $1,925,000 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day yield as of August 31, 2019.

▲	On August 31, 2019, the cost of investments for federal income tax purposes was $49,939,316. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost for federal income tax purposes, was $0 and $19 respectively.

Investment Abbreviations:
FCPR DLY – Federal Reserve Bank Prime Loan Rate
LIBOR – London Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate
USD – U.S. Dollar

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	21

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 23.8%
Australia and New Zealand
Banking Group NY
2.191% (3 Month
LIBOR USD + 0.010%),
02/12/2020 r	$8,000	$8,000
Banco del Estado de Chile/NY
2.307% (1 Month
LIBOR USD + 0.140%),
10/23/2019r	7,000	7,001
2.310% (1 Month
LIBOR USD + 0.140%),
11/22/2019 r	4,000	4,001
2.339% (1 Month
LIBOR USD + 0.170%),
01/21/2020 r	7,000	7,000
Bank of Montreal/Chicago
2.384% (1 Month
LIBOR USD + 0.160%),
03/02/2020r	5,000	4,999
2.414% (1 Month
LIBOR USD + 0.170%),
04/03/2020r	5,000	4,998
Bank of Nova Scotia/Houston
2.590% (U.S. Federal Funds
Effective Rate + 0.470%),
12/12/2019r	1,500	1,501
2.550% (3 Month
LIBOR USD + 0.220%),
12/30/2019r	2,500	2,502
2.285% (1 Month
LIBOR USD + 0.140%),
01/27/2020r	7,000	7,000
2.440% (1 Month
LIBOR USD + 0.210%),
08/03/2020r	5,000	4,998
Banque Nationale de Paris/Chicago
2.343% (1 Month
LIBOR USD + 0.120%),
09/09/2019 r	5,000	5,000
2.364% (1 Month
LIBOR USD + 0.120%),
10/04/2019r	4,000	4,000
Canadian Imperial Bank of Commerce/NY
2.797% (3 Month
LIBOR USD + 0.410%),
09/20/2019r	7,000	7,002
2.555% (1 Month
LIBOR USD + 0.410%),
12/27/2019r	3,000	3,003
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.285% (1 Month
LIBOR USD + 0.140%),
01/24/2020r	$2,000	$2,000
Commonwealth Bank of
Australia/NY
2.564% (1 Month
LIBOR USD + 0.320%),
10/04/2019r	10,000	10,003
2.323% (1 Month
LIBOR USD + 0.110%),
10/08/2019r	2,000	2,000
Cooperatieve Rabobank UA/NY
2.384% (1 Month
LIBOR USD + 0.140%),
09/03/2019r	6,100	6,100
2.364% (1 Month
LIBOR USD + 0.120%),
12/05/2019r	4,000	4,001
2.430% (1 Month
LIBOR USD + 0.200%),
08/03/2020r	5,000	4,997
Credit Agricole Corporate &
Investment Bank/NY
2.353% (1 Month
LIBOR USD + 0.130%),
11/07/2019r	7,000	7,001
Credit Suisse/NY
2.320% (SOFR + 0.200%),
10/04/2019r	5,000	5,002
2.440% (U.S. Federal
Funds Effective
Rate + 0.320%),
02/18/2020r	5,000	5,000
HSBC Bank USA NA
2.260% (1 Month
LIBOR USD + 0.120%),
10/28/2019r	6,000	6,001
Lloyds Bank Corp Markets/NY
2.394% (1 Month
LIBOR USD + 0.150%),
09/05/2019r	5,000	5,000
2.351% (1 Month
LIBOR USD + 0.150%),
10/10/2019r	5,000	5,001
2.333% (1 Month
LIBOR USD + 0.120%),
01/08/2020r	10,000	9,999
Mitsubishi UFJ Trust &
Banking Corp/NY
2.351% (1 Month
LIBOR USD + 0.150%),
09/11/2019r	3,000	3,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.380%, 10/18/2019	$4,000	$4,001
2.343% (1 Month
LIBOR USD + 0.120%),
11/07/2019r	2,000	2,000
2.325% (1 Month
LIBOR USD + 0.180%),
01/24/2020r	5,000	5,000
Mizuho Bank Ltd/NY
2.344% (1 Month
LIBOR USD + 0.120%),
10/02/2019r	2,000	2,000
2.265% (1 Month
LIBOR USD + 0.120%),
11/25/2019r	8,000	8,001
2.323% (1 Month
LIBOR USD + 0.110%),
01/08/2020r	2,000	1,999
Nordea Bank ABP/NY
2.307% (1 Month
LIBOR USD + 0.140%),
01/23/2020r	7,000	7,000
2.421% (1 Month
LIBOR USD + 0.210%),
08/10/2020r	5,000	4,997
Royal Bank of Canada/NY
2.400% (U.S. Federal
Funds Effective
Rate + 0.280%),
04/24/2020r	5,000	5,000
2.330% (1 Month
LIBOR USD + 0.160%),
05/22/2020r	5,000	4,998
State Street Bank & Trust
2.323% (1 Month
LIBOR USD + 0.100%),
10/07/2019r	5,000	5,000
Sumitomo Mitsui Banking Corp/NY
2.330% (1 Month
LIBOR USD + 0.100%),
10/01/2019r	8,000	8,000
2.331% (1 Month
LIBOR USD + 0.130%),
10/11/2019r	2,000	2,000
2.403% (1 Month
LIBOR USD + 0.180%),
02/07/2020r	5,000	5,000
Sumitomo Mitsui Trust/NY
2.287% (1 Month
LIBOR USD + 0.120%),
10/23/2019r	10,000	10,001
2.315% (1 Month
LIBOR USD + 0.170%),
01/24/2020r	8,000	8,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Svenska Handelsbanken/NY
2.265% (1 Month
LIBOR USD + 0.120%),
11/27/2019 r	$7,000	$7,000
2.628% (3 Month
LIBOR USD + 0.210%),
12/19/2019 r	3,000	3,002
2.434% (1 Month
LIBOR USD + 0.190%),
05/05/2020 r	5,000	4,999
2.342% (1 Month
LIBOR USD + 0.160%),
05/18/2020 r	5,000	4,998
Swedbank/NY
2.319% (3 Month
LIBOR USD + 0.000%),
10/01/2019 r	5,000	5,000
Toronto Dominion Bank/NY
2.420% (U.S. Federal
Funds Effective
Rate + 0.300%),
02/27/2020 r	7,000	7,000
2.424% (1 Month
LIBOR USD + 0.180%),
06/03/2020 r	5,000	5,000
2.470% (U.S. Federal
Funds Effective
Rate + 0.350%),
08/07/2020 r	5,000	5,000
Wells Fargo Bank NA
2.340% (1 Month
LIBOR USD + 0.170%),
02/21/2020 r	15,000	14,999
2.393% (1 Month
LIBOR USD + 0.180%),
04/08/2020 r	8,000	7,998
2.414% (1 Month
LIBOR USD + 0.170%),
06/05/2020 r	3,000	2,999
Westpac Banking Corp/NY
2.400% (U.S. Federal
Funds Effective
Rate + 0.280%),
02/21/2020 r	5,000	5,001
Total Certificates of Deposit
(Cost $302,104)		302,103

Financial Company Commercial
Paper – 17.1%
ANZ New Zealand International Ltd
2.355% (1 Month
LIBOR USD + 0.160%),
11/14/2019 r¢	8,000	8,002

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	23

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.317% (1 Month
LIBOR USD + 0.120%),
01/16/2020 r¢	$5,000	$5,000
2.327% (3 Month
LIBOR USD + 0.040%),
02/03/2020 r¢	2,000	2,000
ASB Finance Ltd/London
2.413% (1 Month
LIBOR USD + 0.200%),
05/08/2020 r¢	5,000	4,999
Bank of Nova Scotia
2.544% (1 Month
LIBOR USD + 0.300%),
10/04/2019 r¢	5,000	5,001
BNZ International Funding Ltd
2.445% (1 Month
LIBOR USD + 0.250%),
10/15/2019 r¢	5,000	5,001
CA Imperial Bank of Commerce
2.295% (1 Month
LIBOR USD + 0.150%),
02/27/2020 r¢	5,000	4,998
CDP Financial Inc
1.987%, 02/14/2020 ¢ €	13,000	12,878
Commonwealth Bank of Australia
2.325% (1 Month
LIBOR USD + 0.180%),
04/24/2020 r¢	5,000	4,999
HSBC Bank PLC
2.338% (1 Month
LIBOR USD + 0.110%),
09/06/2019 r¢	9,000	9,000
HSBC USA Inc
2.414% (1 Month
LIBOR USD + 0.170%),
02/03/2020 r¢	10,000	9,998
JP Morgan Securities, LLC
2.285% (1 Month
LIBOR USD + 0.140%),
01/24/2020 r	10,000	9,999
Lloyds Bank PLC
2.380% (1 Month
LIBOR USD + 0.240%),
02/28/2020 r	2,000	2,000
Macquarie Bank Ltd
2.454%, 09/06/2019 ¢ €	3,000	2,999
MUFG Bank LTD/NY
2.423%, 09/11/2019 €	3,000	2,998
2.514%, 10/28/2019 €	7,000	6,976
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
National Australia Bank Ltd
2.394% (1 Month
LIBOR USD + 0.170%),
04/02/2020 r¢	$7,000	$6,999
2.383% (1 Month
LIBOR USD + 0.170%),
05/08/2020 r¢	5,000	4,998
Natixis/NY
2.332%, 10/15/2019 €	3,000	2,992
2.281%, 12/11/2019 €	4,000	3,976
Nederlandse Waterschaps
2.271%, 10/15/2019 ¢ €	5,000	4,986
2.048%, 11/27/2019 ¢ €	10,000	9,948
1.993%, 12/27/2019¢ €	10,000	9,931
Ontario Teachers’ Finance Trust
2.697%, 09/24/2019 ¢ €	7,500	7,489
2.281%, 10/24/2019 ¢ €	7,000	6,978
1.997%, 02/28/2020 ¢ €	5,000	4,951
1.957%, 03/27/2020 ¢ €	2,000	1,977
1.947%, 04/17/2020 ¢ €	9,000	8,892
Suncorp Metway Ltd
2.626%, 11/18/2019 ¢ €	4,000	3,980
2.565%, 11/20/2019 ¢ €	5,000	4,974
2.230%, 01/16/2020¢ €	2,000	1,983
Toronto Dominion Bank
2.200%, 09/04/2019 ¢ €	10,000	9,997
2.352%, 09/30/2019 ¢ €	5,000	4,991
2.331% (1 Month
LIBOR USD + 0.130%),
12/12/2019 r¢	10,000	10,001
Westpac Banking Corp
2.392% (1 Month
LIBOR USD + 0.210%),
09/19/2019 r¢	4,000	4,001
Westpac Securities NZ Limited/London
2.322% (1 Month
LIBOR USD + 0.140%),
02/18/2020 r¢	7,000	6,999
Total Financial Company
Commercial Paper
(Cost $217,898)		217,891

Asset Backed
Commercial Paper – 15.5%
Alpine Securitization LLC
2.210%, 12/27/2019 ¢	8,000	8,001
2.078%, 02/03/2020 ¢ €	5,000	4,953

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
CAFCO LLC
2.281%, 10/10/2019 ¢ €	$5,300	$5,288
2.261%, 10/17/2019 ¢ €	10,000	9,973
2.535%, 11/12/2019 ¢ €	10,000	9,957
Chariot Funding LLC
2.354% (1 Month
LIBOR USD + 0.110%),
09/05/2019 r¢	5,000	5,000
2.454%, 09/10/2019 ¢ €	5,000	4,997
2.355% (1 Month
LIBOR USD + 0.210%),
09/26/2019 r¢	7,000	7,001
2.606%, 10/07/2019 ¢ €	2,000	1,996
2.302%, 10/16/2019 ¢ €	2,000	1,995
Fairway Finance Corp
2.324% (1 Month
LIBOR USD + 0.100%),
10/02/2019 r¢	10,000	10,001
2.323% (1 Month
LIBOR USD + 0.110%),
12/09/2019 r¢	5,000	5,001
Kells Funding LLC
2.565%, 09/03/2019 €	4,000	3,999
2.433%, 09/04/2019 €	3,000	2,999
2.454%, 09/11/2019 €	5,000	4,996
2.403%, 09/24/2019 €	3,500	3,495
2.312%, 10/01/2019 €	5,000	4,991
2.028%, 02/18/2020 ¢ €	8,000	7,923
Liberty Street Funding LLC
2.291%, 10/01/2019 ¢ €	8,000	7,985
2.444%, 10/08/2019 ¢ €	8,000	7,981
2.139%, 12/05/2019 ¢ €	4,000	3,978
Longship Funding LLC
2.210%, 09/16/2019 ¢ €	10,000	9,990
Manhattan Asset Funding Co
2.332%, 09/04/2019 ¢ €	3,000	2,999
2.180%, 10/10/2019 ¢ €	10,000	9,976
Nieuw Amsterdam Recievables
2.454%, 09/09/2019 ¢ €	10,000	9,994
2.180%, 01/28/2020 ¢ €	5,000	4,957
Old Line Funding LLC
2.333% (1 Month
LIBOR USD + 0.120%),
11/08/2019 r¢	11,000	11,000
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
01/27/2020 r¢	5,000	5,000
2.028%, 02/14/2020 ¢ €	3,000	2,971
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
02/26/2020 r¢	$5,000	$5,000
Starbird Funding Corp
2.387% (1 Month
LIBOR USD + 0.190%),
02/18/2020 r¢	8,000	8,000
Thunder Bay Funding LLC
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
02/26/2020 r¢	5,000	5,000
Total Asset Backed
Commercial Paper
(Cost $197,388)		197,397

Non-Negotiable
Time Deposits – 11.0%
Canadian Imperial Bank of
Commerce – Georgetown,
Cayman Islands Branch
2.070%, 09/03/2019	40,000	40,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
2.070%, 09/03/2019	50,000	50,000
Natixis SA, Cayman
Islands Branch
2.070%, 09/03/2019	50,000	50,000
Total Non-Negotiable
Time Deposits
(Cost $140,000)		140,000

Non-Financial Company
Commercial Paper – 3.3%
Exxon Mobil Corp
2.312%, 10/10/2019 €	5,000	4,989
Total Capital Canada Ltd
2.302%, 10/02/2019 ¢ €	10,000	9,980
2.281%, 10/03/2019 ¢ €	2,400	2,395
Toyota Credit Canada Inc
2.368% (1 Month
LIBOR USD + 0.140%),
11/29/2019r	10,000	10,002
Toyota Motor Credit Corp
2.362% (1 Month
LIBOR USD + 0.180%),
04/09/2020 r	5,000	4,999

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	25

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Toyota Motor Finance Netherlands BV
2.404% (1 Month
LIBOR USD + 0.160%),
02/25/2020 r	$6,000	$5,998
2.425% (1 Month
LIBOR USD + 0.230%),
05/07/2020 r	4,000	4,000
Total Non-Financial Company
Commercial Paper
(Cost $42,364)		42,363

Other Instruments – 2.6%
Bank of America NA
2.331% (1 Month
LIBOR USD + 0.130%),
01/10/2020 r	10,000	10,002
2.375% (1 Month
LIBOR USD + 0.180%),
05/11/2020 r	5,000	5,000
Macquarie Bank Ltd
2.400%, 01/21/2020 ¢	1,000	1,001
Nordea Bank ABP
1.625%, 09/30/2019 ¢	3,000	2,999
Pricoa Global Funding I
1.450%, 09/13/2019 ¢	510	510
Skandinaviska Enskilda
1.500%, 09/13/2019	500	500
Sumitomo Mitsui Banking Corp
2.610% (3 Month
LIBOR USD + 0.310%),
10/18/2019 r	3,000	3,001
Sumitomo Mitsui Trust Bank Ltd
1.950%, 09/19/2019 ¢	6,113	6,112
Svenska Handelsbanken AB
1.500%, 09/06/2019	1,000	1,000
Wells Fargo Bank NA
3.124% (3 Month
LIBOR USD + 0.650%),
12/06/2019 r	2,600	2,604
Total Other Instruments
(Cost $32,722)		32,729
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Variable Rate Demand
Notes # – 1.1%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
2.140%, 04/01/2035	$5,500	$5,500
Massachusetts Development
Finance Agency, Babson
College Issue, Series 2008B
(LOC: Bank of America)
2.150%, 10/01/2031	7,825	7,825
Total Variable Rate
Demand Notes
(Cost $13,325)		13,325

Other Repurchase
Agreements – 18.1%
Bank of America Securities Inc.
2.480% (OBFR + 0.380%),
dated 08/30/2019,
matures 10/04/2019,
repurchase price $10,024
(collateralized by
various securities:
Total market
value $10,500) r ∞	10,000	10,000
BNP Paribas SA
2.330% (OBFR + 0.230%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $19,005
(collateralized by
various securities:
Total market
value $19,950) r	19,000	19,000
2.500% (OBFR + 0.400%),
dated 08/30/2019,
matures 11/28/2019,
repurchase price $15,094
(collateralized by
various securities:
Total market
value $15,750) r ∞	15,000	15,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Credit Suisse Securities (USA) LLC
2.250% (OBFR + 0.150%),
dated 08/27/2019,
matures 09/03/2019,
repurchase price $30,013
(collateralized by
various securities:
Total market
value $31,514) r	$30,000	$30,000
HSBC Securities (USA) Inc.
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $29,507
(collateralized by
various securities:
Total market
value $30,983) r	29,500	29,500
ING Financial Markets LLC
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $5,001
(collateralized by
various securities:
Total market
value $5,250) r	5,000	5,000
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $25,006
(collateralized by
various securities:
Total market
value $26,250) r	25,000	25,000
JP Morgan Securities, LLC
2.410% (1 Month
LIBOR USD + 0.270%),
dated 08/30/2019,
matures 10/04/2019,
repurchase price $15,035
(collateralized by
various securities:
Total market
value $15,784) r ∞	15,000	15,000
Institutional Prime
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MUFG Securities Americas, Inc.
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $27,007
(collateralized by
various securities:
Total market
value $28,350) r	$27,000	$27,000
Societe Generale SA
2.300% (OBFR + 0.200%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $55,014
(collateralized by U.S.
Treasury obligations:
Total market
value $57,751) r	55,000	55,000
Total Other Repurchase
Agreements
(Cost $230,500)		230,500

U.S. Treasury Repurchase
Agreements – 8.4%
Bank of Nova Scotia
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $52,173
(collateralized by U.S.
Treasury obligations:
Total market
value $53,204)	52,161	52,161
Credit Agricole Corporate &
Investment Bank
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $54,581
(collateralized by U.S.
Treasury obligations:
Total market
value $55,660)	54,568	54,568
Total U.S. Treasury
Repurchase Agreements
(Cost $106,729)		106,729
Total Investments ▲ – 100.9%
(Cost $1,283,030)		1,283,037
Other Assets and
Liabilities, Net – (0.9)%		(11,564)
Total Net Assets – 100.0%		$1,271,473

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	27

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Institutional Prime
Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2019.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2019, the value of these investments was $388,864 or 30.6% of total net assets.

€	Rate shown is the annualized yield as of August 31, 2019.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2019, the value of these investments was $40,000 or 3.1% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2019, the cost of investments for federal income tax purposes was $1,283,030. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $73 and $66 respectively.

Investment Abbreviations:
LOC – Letter of Credit
LIBOR – London Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate
USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Prime Obligations Fund	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 25.6%
Australia and New Zealand
Banking Group NY
2.191% (3 Month
LIBOR USD + 0.010%),
02/12/2020 r	$2,000	$2,000
Banco del Estado de Chile/NY
2.307% (1 Month
LIBOR USD + 0.140%),
10/23/2019 r	10,000	10,000
2.310% (1 Month
LIBOR USD + 0.140%),
11/22/2019 r	11,000	11,000
2.339% (1 Month
LIBOR USD + 0.170%),
01/21/2020 r	15,000	15,000
Bank of Montreal/Chicago
2.310%, 09/25/2019	20,000	20,000
2.384% (1 Month
LIBOR USD + 0.160%),
03/02/2020 r	15,000	15,000
2.414% (1 Month
LIBOR USD + 0.170%),
04/03/2020 r	10,000	10,000
Bank of Nova Scotia/Houston
2.285% (1 Month
LIBOR USD + 0.140%),
01/27/2020 r	15,000	15,000
Banque Nationale de
Paris/Chicago
2.343% (1 Month
LIBOR USD + 0.120%),
09/09/2019 r	5,000	5,000
2.364% (1 Month
LIBOR USD + 0.120%),
10/04/2019 r	10,000	10,000
Canadian Imperial Bank
of Commerce/NY
2.797% (3 Month
LIBOR USD + 0.410%),
09/20/2019 r	10,000	10,003
2.555% (1 Month
LIBOR USD + 0.410%),
12/27/2019 r	12,000	12,000
2.390% (U.S. Federal
Funds Effective
Rate + 0.270%),
02/28/2020 r	15,000	15,000
Commonwealth Bank
of Australia/NY
2.344% (1 Month
LIBOR USD + 0.100%),
09/03/2019 r	10,000	10,000
DESCRIPTION	PAR	VALUE >
2.564% (1 Month
LIBOR USD + 0.320%),
10/04/2019 r	$10,000	$10,000
2.323% (1 Month
LIBOR USD + 0.110%),
10/08/2019 r	8,000	8,000
Cooperatieve Rabobank UA/NY
2.364% (1 Month
LIBOR USD + 0.120%),
12/05/2019 r	16,000	16,000
Credit Agricole Corporate &
Investment Bank/NY
2.353% (1 Month
LIBOR USD + 0.130%),
11/07/2019 r	20,000	20,000
Credit Suisse/NY
2.320% (SOFR + 0.200%),
10/04/2019 r	15,000	15,000
2.341% (1 Month
LIBOR USD + 0.140%),
10/10/2019 r	10,000	10,000
2.440% (U.S. Federal
Funds Effective
Rate + 0.320%),
02/18/2020 r	15,000	15,000
HSBC Bank USA NA
2.393% (1 Month
LIBOR USD + 0.180%),
11/08/2019 r	23,000	23,000
2.337% (1 Month
LIBOR USD + 0.170%),
01/23/2020 r	10,000	10,000
Lloyds Bank Corporate Markets/NY
2.394% (1 Month
LIBOR USD + 0.150%),
09/05/2019 r	13,000	13,000
2.351% (1 Month
LIBOR USD + 0.150%),
10/10/2019 r	14,000	14,000
2.333% (1 Month
LIBOR USD + 0.120%),
01/08/2020 r	25,000	25,000
Mitsubishi UFJ Trust &
Banking Corp/NY
2.351% (1 Month
LIBOR USD + 0.150%),
09/11/2019 r	5,000	5,000
2.380%, 10/18/2019	8,000	8,000
2.325% (1 Month
LIBOR USD + 0.180%),
01/24/2020 r	10,000	10,000

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	29

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Mizuho Bank Ltd/NY
2.344% (1 Month
LIBOR USD + 0.120%),
10/02/2019 r	$9,000	$9,000
2.265% (1 Month
LIBOR USD + 0.120%),
11/25/2019 r	15,000	15,000
2.323% (1 Month
LIBOR USD + 0.110%),
01/08/2020 r	12,000	12,000
2.359% (1 Month
LIBOR USD + 0.190%),
02/21/2020 r	7,000	7,000
MUFG Bank Ltd
2.375% (1 Month
LIBOR USD + 0.180%),
02/14/2020 r	10,000	10,000
Nordea Bank ABP/NY
2.421% (1 Month
LIBOR USD + 0.210%),
08/10/2020 r	9,000	9,000
Royal Bank of Canada/NY
2.400% (U.S. Federal
Funds Effective
Rate + 0.280%),
04/24/2020 r	10,000	10,000
2.330% (1 Month
LIBOR USD + 0.160%),
05/22/2020 r	10,000	10,000
2.401% (1 Month
LIBOR USD + 0.200%),
07/10/2020 r	5,000	5,000
State Street Bank & Trust
2.323% (1 Month
LIBOR USD + 0.100%),
10/07/2019 r	10,000	10,000
Sumitomo Mitsui Banking Corp/NY
2.330% (1 Month
LIBOR USD + 0.100%),
10/01/2019 r	20,000	20,000
2.331% (1 Month
LIBOR USD + 0.130%),
10/11/2019 r	23,000	23,000
Sumitomo Mitsui Trust/NY
2.287% (1 Month
LIBOR USD + 0.120%),
10/23/2019 r	20,000	20,000
2.315% (1 Month
LIBOR USD + 0.170%),
01/24/2020 r	20,000	20,000
DESCRIPTION	PAR	VALUE >
Svenska Handelsbanken/NY
2.383% (3 Month
LIBOR USD + 0.080%),
10/15/2019 r	$20,000	$20,000
2.342% (1 Month
LIBOR USD + 0.160%),
05/18/2020 r	20,000	20,000
Swedbank/NY
2.319% (3 Month
LIBOR USD + 0.000%),
10/01/2019 r	10,000	10,000
Toronto Dominion Bank/NY
2.420% (U.S. Federal
Funds Effective
Rate + 0.300%),
02/27/2020 r	8,000	8,000
2.424% (1 Month
LIBOR USD + 0.180%),
06/03/2020 r	20,000	20,000
2.450% (U.S. Federal
Funds Effective
Rate + 0.330%),
08/17/2020 r	5,000	5,000
Wells Fargo Bank NA
2.351% (1 Month
LIBOR USD + 0.150%),
11/08/2019 r	20,000	20,000
2.393% (1 Month
LIBOR USD + 0.180%),
04/08/2020 r	7,000	7,000
2.414% (1 Month
LIBOR USD + 0.170%),
06/05/2020 r	6,000	6,000
2.393% (1 Month
LIBOR USD + 0.180%),
06/08/2020 r	12,000	12,000
Westpac Banking Corp/NY
2.400% (U.S. Federal
Funds Effective
Rate + 0.280%),
02/21/2020 r	20,000	20,000
Total Certificates of Deposit
(Cost $690,003)		690,003

Financial Company
Commercial Paper – 17.3%
ANZ New Zealand International Ltd
2.311% (1 Month
LIBOR USD + 0.110%),
01/10/2020 r ¢	25,000	25,000

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
2.317% (1 Month
LIBOR USD + 0.120%),
01/16/2020 r ¢	$10,000	$9,999
2.327% (3 Month
LIBOR USD + 0.040%),
02/03/2020 r ¢	23,000	23,000
ASB Finance Ltd/London
2.326% (3 Month
LIBOR USD + 0.070%),
01/31/2020 r ¢	10,000	10,000
Banco del Estado de Chile/NY
2.413%, 09/18/2019 ¢ €	3,000	2,997
Bank of Nova Scotia
2.544% (1 Month
LIBOR USD + 0.300%),
10/04/2019 r ¢	20,000	20,000
2.305% (1 Month
LIBOR USD + 0.160%),
05/27/2020 r ¢	10,000	10,000
CA Imperial Bank of Commerce
2.295% (1 Month
LIBOR USD + 0.150%),
02/27/2020 r ¢	15,000	15,000
CDP Financial Inc
2.555%, 10/01/2019 ¢ €	5,000	4,989
2.444%, 10/28/2019 ¢ €	15,000	14,943
Commonwealth Bank of Australia
2.325% (1 Month
LIBOR USD + 0.180%),
04/24/2020 r ¢	10,000	10,002
HSBC Bank PLC
2.338% (1 Month
LIBOR USD + 0.110%),
09/06/2019 r ¢	25,000	25,000
HSBC USA Inc
2.414% (1 Month
LIBOR USD + 0.170%),
02/03/2020 r ¢	20,000	20,000
JP Morgan Securities, LLC
2.285% (1 Month
LIBOR USD + 0.140%),
01/24/2020 r	15,000	15,000
Macquarie Bank Ltd
2.454%, 09/06/2019 ¢ €	22,000	21,993
2.291%, 11/07/2019 ¢ €	5,900	5,875
MUFG Bank LTD/NY
2.423%, 09/11/2019 €	7,000	6,995
2.514%, 10/28/2019 €	5,000	4,980
National Australia Bank Ltd
2.394% (1 Month
LIBOR USD + 0.170%),
04/02/2020 r ¢	15,000	15,000
DESCRIPTION	PAR	VALUE >
2.383% (1 Month
LIBOR USD + 0.170%),
05/08/2020 r ¢	$10,000	$10,000
Natixis/NY
2.342%, 10/15/2019 €	20,000	19,944
Nederlandse Waterschaps
2.271%, 10/15/2019 ¢ €	10,000	9,973
2.251%, 10/28/2019 ¢ €	10,000	9,965
1.993%, 12/27/2019 ¢ €	15,000	14,905
Ontario Teachers’ Finance Trust
2.697%, 09/24/2019 ¢ €	20,000	19,966
1.997%, 02/28/2020 ¢ €	11,520	11,406
1.947%, 04/17/2020 ¢ €	16,000	15,805
Suncorp Metway Ltd
2.626%, 11/18/2019 ¢ €	20,000	19,888
2.565%, 11/20/2019 ¢ €	5,000	4,972
2.230%, 01/16/2020 ¢ €	2,000	1,983
Toronto Dominion Bank
2.200%, 09/04/2019 ¢ €	10,000	9,998
2.352%, 09/30/2019 ¢ €	15,000	14,972
2.322%, 10/02/2019 ¢ €	10,000	9,980
2.331% (1 Month
LIBOR USD + 0.130%),
12/12/2019 r ¢	20,000	20,000
UBS AG London
2.391% (1 Month
LIBOR USD + 0.190%),
01/10/2020 r ¢	4,500	4,500
Westpac Securities NZ
Limited/London
2.322% (1 Month
LIBOR USD + 0.140%),
02/18/2020 r ¢	7,000	7,000
Total Financial Company
Commercial Paper
(Cost $466,030)		466,030

Asset Backed
Commercial Paper – 12.7%
Alpine Securitization LLC
2.210%, 12/27/2019 ¢	17,000	17,000
CAFCO LLC
2.281%, 09/27/2019 ¢ €	20,000	19,968
2.332%, 10/09/2019 ¢ €	14,000	13,966
2.535%, 11/12/2019 ¢ €	20,000	19,900
Chariot Funding LLC
2.454%, 09/13/2019 ¢ €	15,000	14,988
2.355% (1 Month
LIBOR USD + 0.210%),
09/26/2019 r ¢	15,000	15,000
2.271%, 11/26/2019 ¢ €	10,000	9,946

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	31

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Fairway Finance Corp
2.324% (1 Month
LIBOR USD + 0.100%),
10/02/2019 r ¢	$25,000	$25,000
2.323% (1 Month
LIBOR USD + 0.110%),
12/09/2019 r ¢	10,000	10,000
Kells Funding LLC
2.454%, 09/11/2019 €	15,000	14,990
2.403%, 09/24/2019 €	8,500	8,487
2.312%, 10/01/2019 €	8,000	7,985
2.028%, 02/13/2020 €	5,000	4,954
2.028%, 02/18/2020 ¢ €	17,000	16,839
Liberty Street Funding LLC
2.291%, 10/01/2019 ¢ €	16,500	16,469
2.444%, 10/08/2019 ¢ €	5,000	4,988
2.302%, 11/12/2019 ¢ €	20,000	19,909
2.139%, 12/05/2019 ¢ €	10,000	9,944
Nieuw Amsterdam Recievables
2.281%, 09/12/2019 ¢ €	5,000	4,997
2.180%, 01/28/2020 ¢ €	10,000	9,911
Old Line Funding LLC
2.333% (1 Month
LIBOR USD + 0.120%),
11/08/2019 r ¢	6,000	6,000
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
01/27/2020 r ¢	20,000	20,000
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
02/26/2020 r ¢	25,000	25,000
Thunder Bay Funding LLC
2.370% (U.S. Federal
Funds Effective
Rate + 0.250%),
02/26/2020 r ¢	25,000	25,000
Total Asset Backed
Commercial Paper
(Cost $341,241)		341,241

Non-Negotiable Time
Deposits – 10.7%
Canadian Imperial Bank of
Commerce – Georgetown,
Cayman Islands Branch
2.070%, 09/03/2019	75,000	75,000
DESCRIPTION	PAR	VALUE >
Credit Agricole Corporate
and Investment Bank,
New York Branch
2.070%, 09/03/2019	$110,000	$110,000
Natixis SA, Cayman
Islands Branch
2.070%, 09/03/2019	103,314	103,314
Total Non-Negotiable
Time Deposits
(Cost $288,314)		288,314

Other Instruments – 3.1%
Bank of America NA
2.331% (1 Month
LIBOR USD + 0.130%),
01/10/2020 r	15,000	15,000
2.375% (1 Month
LIBOR USD + 0.180%),
05/11/2020 r	20,000	20,000
MUFG Bank Ltd
2.350%, 09/08/2019 ¢	2,400	2,400
Nordea Bank ABP
1.625%, 09/30/2019 ¢	4,475	4,471
2.587% (3 Month
LIBOR USD + 0.470%),
05/29/2020 r ¢	10,000	10,031
Oracle Corp
2.813% (3 Month
LIBOR USD + 0.510%),
10/08/2019 r	20,000	20,010
Sumitomo Mitsui Banking Corp
2.610% (3 Month
LIBOR USD + 0.310%),
10/18/2019 r	6,795	6,798
Sumitomo Mitsui Trust Bank Ltd
2.050%, 10/18/2019 ¢	5,440	5,438
Total Other Instruments
(Cost $84,148)		84,148

Non-Financial Company
Commercial Paper – 2.8%
Total Capital Canada Ltd
2.302%, 10/02/2019 ¢ €	20,000	19,961
Toyota Credit Canada Inc
2.368% (1 Month
LIBOR USD + 0.140%),
11/29/2019 r	20,000	20,000
Toyota Motor Credit Corp
2.362% (1 Month
LIBOR USD + 0.180%),
04/09/2020 r	15,000	15,000

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
Toyota Motor Finance
Netherlands BV
2.404% (1 Month
LIBOR USD + 0.160%),
02/25/20203 r	$12,000	$12,000
2.425% (1 Month
LIBOR USD + 0.230%),
05/07/20203 r	8,000	8,000
Total Non-Financial Company
Commercial Paper
(Cost $74,961)		74,961

Variable Rate
Demand Note # – 0.5%
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series 2008
(LOC: Bank of America)
2.140%, 07/01/2032
(Cost $13,900)	13,900	13,900

Other Repurchase
Agreements – 17.5%
Bank of America Securities Inc.
2.420% (OBFR + 0.320%),
dated 08/30/2019,
matures 12/03/2019,
repurchase price $25,160
(collateralized by
various securities:
Total market
value $26,250) r ∞	25,000	25,000
BNP Paribas SA
2.330% (OBFR + 0.230%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $47,012
(collateralized by
various securities:
Total market
value $49,350) r	47,000	47,000
2.500% (OBFR + 0.400%),
dated 08/30/2019,
matures 11/28/2019,
repurchase price $17,106
(collateralized by
various securities:
Total market
value $17,851) r ∞	17,000	17,000
DESCRIPTION	PAR	VALUE >
Credit Suisse Securities (USA) LLC
2.250% (OBFR + 0.150%),
dated 08/27/2019,
matures 09/03/2019,
repurchase price $45,020
(collateralized by
various securities:
Total market
value $47,271) r	$45,000	$45,000
2.437% (1 Month
LIBOR USD + 0.300%),
dated 08/30/2019,
matures 10/04/2019,
repurchase price $18,043
(collateralized by
various securities:
Total market
value $18,905) r ∞	18,000	18,000
HSBC Securities (USA) Inc.
2.300% (OBFR + 0.200%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $18,005
(collateralized by
various securities:
Total market
value $18,905) r	18,000	18,000
ING Financial Markets LLC
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $11,003
(collateralized by
various securities:
Total market
value $11,550)	11,000	11,000
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $50,012
(collateralized by
various securities:
Total market
value $52,500) r	50,000	50,000
JP Morgan Securities, LLC
2.410% (1 Month
LIBOR USD + 0.270%),
dated 08/30/2019,
matures 10/04/2019,
repurchase price $30,070
(collateralized by
various securities:
Total market
value $31,569) r ∞	30,000	30,000

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	33

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)	Retail Prime Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
MUFG Securities Americas, Inc.
2.200% (OBFR + 0.100%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $82,020
(collateralized by
various securities:
Total market
value $86,100) r	$82,000	$82,000
Societe Generale SA
2.300% (OBFR + 0.200%),
dated 08/30/2019,
matures 09/03/2019,
repurchase price $127,032
(collateralized by
various securities:
Total market
value $133,350) r	127,000	127,000
Total Other Repurchase
Agreements
(Cost $470,000)		470,000

U.S. Treasury Repurchase
Agreements – 10.4%
Bank of Nova Scotia
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $136,379
(collateralized by U.S.
Treasury obligations:
Total market
value $139,073)	136,346	136,346
Credit Agricole Corporate &
Investment Bank
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $142,673
(collateralized by U.S.
Treasury obligations:
Total market
value $145,492)	142,639	142,639
Total U.S. Treasury
Repurchase Agreements
(Cost $278,985)		278,985
Total Investments ▲ – 100.6%
(Cost $2,707,582)		2,707,582
Other Assets and
Liabilities, Net – (0.6)%		(17,010)
Total Net Assets – 100.0%		$2,690,572

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2019.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2019, the value of these investments was $766,237 or 28.5% of total net assets.
€	Rate shown is the annualized yield as of August 31, 2019.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2019, the value of these investments was $90,000 or 3.3% of total net assets. See note 2 in Notes to Financial Statements.
▲	On August 31, 2019, the cost of investments for federal income tax purposes was $2,707,582. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:
LOC – Letter of Credit
LIBOR – London Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate
USD – U.S. Dollar

The accompanying notes are an integral part of the financial statements .

34	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate Demand
Notes # – 61.3%
Alaska – 3.4%
City of Valdez, Alaska,
Exxon Pipeline Company
Project, 1993 Series A
1.350%, 12/01/2033	$2,890	$2,890
City of Valdez, Alaska,
Exxon Pipeline Company
Project, 1993 Series B
1.350%, 12/01/2033	4,350	4,350
City of Valdez, Alaska,
Exxon Pipeline Company
Project, 1993 Series C
1.350%, 12/01/2033	6,965	6,965
		14,205
Arizona – 5.5%
Arizona Health Facilities
Authority, Banner Health,
Series 2008G
(LOC: Wells Fargo Bank)
1.320%, 01/01/2029	12,000	12,000
Arizona Health Facilities
Authority, Banner Health,
Series 2015B
(LOC: MUFG Bank LTD)
1.400%, 01/01/2046	2,000	2,000
Arizona Health Facilities
Authority, Catholic Healthcare
West Loan Program,
2008 Series A
(LOC: JP Morgan
Chase Bank)
1.390%, 07/01/2035	9,000	9,000
		23,000
Colorado – 0.8%
Colorado Educational and
Cultural Facilities Authority,
National Jewish Federation
Bond Program, Series B-5
(LOC: TD Bank)
1.390%, 01/01/2039	3,255	3,255
District of Columbia – 1.4%
District of Columbia,
Medlantic/Helix Issue,
Series 1998A (LOC: PNC Bank)
1.350%, 08/15/2038	575	575

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
District of Columbia,
Medlantic/Helix Issue,
Series 1998A, Tranche I
(LOC: TD Bank)
1.390%, 08/15/2038	$3,350	$3,350
District of Columbia,
Progressive Life Center,
Series 2008A (LOC: Branch
Banking & Trust)
1.370%, 01/01/2033	1,855	1,855
		5,780
Illinois – 15.1%
Illinois Education Facilities
Authority, Newberry
Library, Series 1988
(LOC: Northern
Trust Company)
1.390%, 03/01/2028	1,035	1,035
Illinois Finance Authority,
Elmhurst Memorial
Healthcare, Series 2008D
(LOC: Bank of America)
1.380%, 01/01/2048	5,000	5,000
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern
Trust Company)
1.430%, 02/01/2035	12,100	12,100
Illinois Finance Authority,
Steppenwolf Theatre
Company Project,
Series 2019 (LOC:
Northern Trust Company)
1.360%, 03/01/2049	18,000	18,000
Illinois Finance Authority,
The Latin School of
Chicago Project,
Series 2005A (LOC:
JPMorgan Chase Bank)
1.390%, 08/01/2028	8,610	8,610
University of Illinois Health
Services Facilities System
Revenue Bonds, Series 1997B
(LOC: Wells Fargo Bank)
1.390%, 10/01/2026	6,700	6,700

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	35

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
University of Illinois, UIC South
Campus Development
Project Revenue Refunding
Bonds, Series 2008
(LOC: JPMorgan Chase Bank)
1.390%, 01/15/2022	$11,025	$11,025
		62,470
Indiana – 0.1%
Indiana Finance Authority,
Parkview Health System
Obligated Group, Series 2009C
(LOC: Sumitomo Mitsui Bank)
1.400%, 11/01/2039	395	395
Kentucky – 2.4%
Louisville/Jefferson County
Metro Government, Norton
Healthcare, Inc, Series 2011B
(LOC: PNC Bank)
1.390%, 10/01/2039	4,770	4,770
Louisville/Jefferson County
Metro Government, Norton
Healthcare, Inc, Series 2013C
(LOC: PNC Bank)
1.400%, 10/01/2043	5,350	5,350
		10,120
Louisiana – 3.7%
Louisiana Public Facilities
Authority, CHRISTUS Health,
Series 2009B-3 (LOC:
Bank of New York Mellon)
1.340%, 07/01/2047	3,125	3,125
Parish of St. James,
Louisiana, Nustar Logistics,
L.P. Project, Series 2010B
(LOC: MUFG Bank LTD)
1.360%, 12/01/2040	12,070	12,070
		15,195
Maryland – 1.4%
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical System,
Series 2007A
(LOC: Wells Fargo Bank)
1.290%, 07/01/2034	5,615	5,615

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota – 5.4%
City of Minneapolis and The
Housing and Redevelopment
Authority of the City of
Saint Paul, Minnesota,
Allina Health System,
Series 2009C
(LOC: Wells Fargo Bank)
1.300%, 11/15/2035	$1,780	$1,780
City of Minnetonka, The
Cliffs at Ridgedale,
Series 1995 (GTD: FNMA)
1.430%, 09/15/2025	8,150	8,150
Minneapolis and St. Paul
Minnesota Housing and
Redevelopment Authority,
Allina Health C1
(LOC: Wells Fargo Bank)
1.290%, 11/15/2034	4,125	4,125
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five-Q
1.450%, 03/01/2033	5,110	5,110
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Three-Z
1.450%, 03/01/2024	3,400	3,400
		22,565
Mississippi – 4.5%
Mississippi Business
Finance Corporation,
Chevron, U.S.A. Inc.
Project, Series 2009A
Chevron Corp
1.350%, 12/01/2030	10,000	10,000
Mississippi Business
Finance Corporation,
Chevron, U.S.A. Inc.
Project, Series 2009C
Chevron Corp
1.350%, 12/01/2030	1,180	1,180
Mississippi Business
Finance Corporation,
Chevron, U.S.A. Inc.
Project, Series 2009E
Chevron Corp
1.350%, 12/01/2030	695	695

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mississippi Business
Finance Corporation,
Chevron, U.S.A. Inc.
Project, Series 2009G
Chevron Corp
1.350%, 12/01/2030	$4,515	$4,515
Mississippi Business
Finance Corporation,
Chevron, U.S.A. Inc.
Project, Series 2011D
Chevron Corp
1.350%, 11/01/2035	1,300	1,300
Mississippi Business
Finance Corporation, Coast
Electric Power Association
(SPA: National Rural Utilities
Cooperative Finance Corp.)
1.900%, 05/01/2037	1,000	1,000
		18,690
Missouri – 0.6%
Health and Educational
Facilities Authority of
the State of Missouri,
Bethesda Health Group, Inc,
Series 2013B
(LOC: Bank of America)
1.410%, 08/01/2041	2,320	2,320
Nevada – 0.6%
Clark County, Nevada,
Airport System Subordinate
Lien Revenue Bonds,
Series 2008D-1
(LOC: Sumitomo
Mitsui Bank)
1.360%, 07/01/2036	2,475	2,475
Ohio – 5.4%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008 (LOC: PNC Bank)
1.360%, 06/01/2031	10,025	10,025
City of Middletown, Ohio,
Hospital Facilities, Atrium
Medical Center Obligated
Group, Series 2008A
(LOC: PNC Bank)
1.350%, 11/15/2039	9,925	9,925
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
County of Hamilton, Ohio,
St. Xavier High School
Project, Series 2003
(LOC: PNC Bank)
1.360%, 04/01/2028	$2,550	$2,550
		22,500
Pennsylvania – 0.5%
Township of Derry
Industrial and Commercial
Development Authority,
Arena Project, Hershey,
Pennsylvania, Series A of
2000 (LOC: PNC Bank)
1.360%, 11/01/2030	2,185	2,185
Tennessee – 0.9%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series V-C-1 (GTD: FHLB)
1.380%, 06/01/2025	3,930	3,930
Texas – 4.0%
City of Houston, Texas,
Combined Utility System,
Series 2004B-6 (LOC:
Sumitomo Mitsui Bank)
1.340%, 05/15/2034	3,725	3,725
Lower Neches Valley
Authority Industrial
Development Corporation,
ExxonMobil Project,
Series 2010
1.300%, 11/01/2038	3,545	3,545
Tarrant County Cultural
Education Facilities Finance
Corporation, Methodist
Hospitals of Dallas Project,
Series 2008A (LOC: TD Bank)
1.390%, 10/01/2041	9,245	9,245
		16,515
Virginia – 3.4%
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003B
1.330%, 02/15/2038	6,830	6,830

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	37

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008 (GTD: FHLMC)
1.400%, 04/01/2048	$7,200	$7,200
		14,030
Washington – 1.6%
Washington State Housing
Finance Commission,
Living Care Centers
Project, Series 2000
(LOC: Wells Fargo Bank)
1.350%, 10/01/2030	3,035	3,035
Washington State Housing
Finance Commission,
The Overlake School
Project, Series 2003
(LOC: Wells Fargo Bank)
1.360%, 10/01/2029	3,745	3,745
		6,780
West Virginia – 0.3%
West Virginia Hospital
Finance Authority Hospital,
West Virginia University
Health System Obligated
Group, Series 2018C
(LOC: TD Bank)
1.340%, 06/01/2034	1,095	1,095
Wyoming – 0.3%
Uinta County, Wyoming, Chevron U.S.A. Inc. Project,
Series 1993
1.350%, 08/15/2020	1,425	1,425
Total Variable Rate
Demand Notes
(Cost $254,545)		254,545

Non-Financial Company
Commercial Paper – 22.5%
Massachusetts Health
and Educational
Facilities Authority
1.750%, 10/02/2019	1,500	1,500
Miami Dade County, Florida
1.350%, 11/06/2019	6,000	6,000
Montgomery County, Maryland
1.390%, 10/09/2019	15,000	15,000

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Private Colleges and
Universities Authority
1.420%, 10/16/2019	$15,311	$15,311
Texas Technical University
1.300%, 12/04/2019	8,700	8,700
University of Colorado
1.340%, 10/08/2019	9,000	9,000
University of Michigan
1.400%, 09/04/2019	8,000	8,000
1.400%, 09/05/2019	3,500	3,500
University of Texas
1.380%, 09/06/2019	14,000	14,000
University of Virginia
1.320%, 09/10/2019	12,300	12,300
Total Non-Financial
Company Commercial Paper
(Cost $93,111)		93,311

Tender Option Bonds ¢ – 16.1%
Tender Option Bond Trust
Floaters, Series 2018 –
XF2692 (LOC: Citibank)
1.370%, 07/01/2042	4,190	4,190
Tender Option Bond Trust
Floaters, Series 2018 –
XF2703 (LOC: Citibank)
1.380%, 12/01/2046	4,000	4,000
Tender Option Bond Trust
Floaters, Series 2018 –
XM0694 (LOC: Citibank)
1.380%, 08/01/2042	4,985	4,985
Tender Option Bond Trust
Floaters, Series 2019 –
BAML8004 (LOC:
Bank of America)
1.430%, 05/01/2058	12,000	12,000
Tender Option Bond Trust
Floaters, Series 2019 – C17
(LOC: Royal Bank of Canada)
1.390%, 06/01/2045	2,500	2,500
Tender Option Bond Trust
Floaters, Series 2019 – E-130
(LOC: Royal Bank of Canada)
1.380%, 01/29/2025	10,000	10,000
Tender Option Bond Trust
Floaters, Series 2019 – E134
(LOC: Royal Bank of Canada)
1.380%, 06/01/2034	2,500	2,500

The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Tender Option Bond Trust
Floaters, Series 2019 – G108
(LOC: Royal Bank of Canada)
1.380%, 02/01/2031	$4,750	$4,750
Tender Option Bond Trust
Floaters, Series 2019 – G109
(LOC: Royal Bank of Canada)
1.550% (SIFMA Municipal
Swap Index + 0.200%),
10/01/2025 ¥ ^	7,670	7,670
Tender Option Bond Trust
Floaters, Series 2019 – G110
(LOC: Royal Bank of Canada)
1.530% (SIFMA Municipal
Swap Index + 0.180%),
10/01/2026 ¥ ^	7,000	7,000
Tender Option Bond Trust
Floaters, Series 2019 –
ZF2777 (LOC: Citibank)
1.370%, 09/15/2026	7,500	7,500
Total Tender Option Bonds
(Cost $67,095)		67,095
Total Investments ▲ – 99.9%
(Cost $414,951)		414,951
Other Assets and
Liabilities, Net – 0.1%		226
Total Net Assets – 100.0%		$415,177

Retail Tax Free
Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2019, the value of these investments was $67,095 or 16.1% of total net assets.
¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2019, the value of these investments was $14,670 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.
^	The maturity date shown represents the maturity date of the trust, rather than of the underlying bond(s).
▲	On August 31, 2019, the cost of investments for federal income tax purposes was $414,951. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Investment Abbreviations:
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Association
FNMA – Federal National Mortgage Association
GTD – Guaranteed
LOC – Letter of Credit
SIFMA – Securities Industry and Financial Markets Association
SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	39

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 40.1%
U.S. Treasury Bills €
2.423%, 10/31/2019	$125,000	$124,502
2.416%, 11/07/2019	50,000	49,778
2.080%, 11/29/2019	625,000	621,830
2.146%, 12/12/2019	125,000	124,250
2.159%, 12/19/2019	135,000	134,130
2.032%, 01/16/2020	200,000	198,474
2.046%, 01/23/2020	100,000	99,193
2.069%, 01/30/2020	225,000	223,074
1.909%, 02/13/2020	250,000	247,843
1.853%, 02/20/2020	400,000	396,507
U.S. Treasury Notes
1.000%, 10/15/2019	70,000	69,856
2.008% (3 Month
U.S. Treasury Money
Market Yield + 0.048%),
10/31/2019 r	285,000	285,004
1.000%, 11/15/2019	150,000	149,479
3.375%, 11/15/2019	100,000	100,171
1.125%, 12/31/2019	125,000	124,467
1.625%, 12/31/2019	50,000	49,923
1.375%, 01/15/2020	50,000	49,881
1.375%, 02/29/2020	50,000	49,828
1.375%, 03/31/2020	50,000	49,849
1.993% (3 Month
U.S. Treasury Money
Market Yield + 0.033%),
04/30/2020 r	600,000	600,014
2.003% (3 Month
U.S. Treasury Money
Market Yield + 0.043%),
07/31/2020 r	410,000	410,004
2.005% (3 Month
U.S. Treasury Money
Market Yield + 0.045%),
10/31/2020 r	480,000	479,768
2.075% (3 Month
U.S. Treasury Money
Market Yield + 0.115%),
01/31/2021 r	625,000	624,827
2.099% (3 Month
U.S. Treasury Money
Market Yield + 0.139%),
04/30/2021 r	425,000	424,938
2.180% (3 Month
U.S. Treasury Money
Market Yield + 0.220%),
07/31/2021 r	320,000	320,029
Total U.S. Treasury Debt
(Cost $6,007,619)		6,007,619

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 60.0%
Bank of America Securities Inc.
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $150,036
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	$150,000	$150,000
Bank of Montreal
2.170%, dated 08/14/2019,
matures 09/13/2019,
repurchase price $100,181
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000) ¥	100,000	100,000
Bank of Nova Scotia
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $565,437
(collateralized by
U.S. Treasury obligations:
Total market
value $576,608)	565,302	565,302
Barclays Capital Inc.
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
BNP Paribas SA
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $300,071
(collateralized by
U.S. Treasury obligations:
Total market
value $306,000)	300,000	300,000
2.160%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by
U.S. Treasury obligations:
Total market
value $102,067)	100,000	100,000
The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.290%, dated 07/08/2019,
matures 09/09/2019,
repurchase price $602,405
(collateralized by
U.S. Treasury obligations:
Total market
value $612,000)	$600,000	$600,000
2.250%, dated 07/15/2019,
matures 09/13/2019,
repurchase price $75,281
(collateralized by
U.S. Treasury obligations:
Total market
value $76,500)	75,000	75,000
2.190%, dated 07/22/2019,
matures 09/20/2019,
repurchase price $250,913
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000
2.100%, dated 08/06/2019,
matures 10/04/2019,
repurchase price $100,344
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
2.050%, dated 08/13/2019,
matures 10/11/2019,
repurchase price $100,336
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
1.960%, dated 08/26/2019,
matures 11/26/2019,
repurchase price $100,501
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
Credit Agricole Corporate &
Investment Bank
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $591,534
(collateralized by
U.S. Treasury obligations:
Total market
value $603,221)	591,393	591,393

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.250%, dated 07/09/2019,
matures 09/09/2019,
repurchase price $250,969
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	$250,000	$250,000
2.130%, dated 08/08/2019,
matures 09/10/2019,
repurchase price $250,488
(collateralized by
U.S. Treasury obligations:
Total market
value $255,000)	250,000	250,000
2.140%, dated 08/12/2019,
matures 09/12/2019,
repurchase price $50,092
(collateralized by
U.S. Treasury obligations:
Total market
value $51,000)	50,000	50,000
Fixed Income Clearing Corp
2.100%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,023
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $800,191
(collateralized by
U.S. Treasury obligations:
Total market
value $816,000)	800,000	800,000
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $700,167
(collateralized by
U.S. Treasury obligations:
Total market
value $714,000)	700,000	700,000
HSBC Securities (USA) Inc.
2.150%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $285,068
(collateralized by
U.S. Treasury obligations:
Total market
value $290,769)	285,000	285,000

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	41

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
2.170%, dated 08/27/2019,
matures 09/03/2019,
repurchase price $200,084
(collateralized by
U.S. Treasury obligations:
Total market
value $204,074)	$200,000	$200,000
2.170%, dated 08/28/2019,
matures 09/04/2019,
repurchase price $200,084
(collateralized by
U.S. Treasury obligations:
Total market
value $204,086)	200,000	200,000
ING Financial Markets LLC
2.160%, dated 08/27/2019,
matures 09/03/2019,
repurchase price $50,021
(collateralized by
U.S. Treasury obligations:
Total market
value $51,000)	50,000	50,000
2.170%, dated 08/28/2019,
matures 09/04/2019,
repurchase price $50,021
(collateralized by
U.S. Treasury obligations:
Total market
value $51,000)	50,000	50,000
2.190%, dated 08/07/2019,
matures 09/10/2019,
repurchase price $100,207
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000) ¥	100,000	100,000
2.170%, dated 08/12/2019,
matures 09/16/2019,
repurchase price $200,422
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000) ¥	200,000	200,000
JP Morgan Securities, LLC
2.130% (SOFR + 0.010%),
dated 08/30/2019,
matures 9/29/2019,
repurchase price $75,133
(collateralized by
U.S. Treasury obligations:
Total market
value $76,651) r ¥	75,000	75,000

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MUFG Securities Canada
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $800,190
(collateralized by
U.S. Treasury obligations:
Total market
value $816,194)	$800,000	$800,000
RBC Dominion Securities Inc.
2.140%, dated 08/30/2019,
matures 09/03/2019,
repurchase price $100,024
(collateralized by
U.S. Treasury obligations:
Total market
value $102,000)	100,000	100,000
2.220%, dated 07/12/2019,
matures 09/11/2019,
Repurchase price $150,564
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000)	150,000	150,000
2.240%, dated 07/12/2019,
matures 09/11/2019,
repurchase price $351,328
(collateralized by
U.S. Treasury obligations:
Total market
value $357,000)	350,000	350,000
2.230%, dated 07/10/2019,
matures 10/10/2019,
repurchase price $201,140
(collateralized by
U.S. Treasury obligations:
Total market
value $204,000)	200,000	200,000
Societe Generale SA
2.120% (OBFR + 0.020%),
dated 08/30/2019,
matures 09/06/2019,
repurchase price $800,330
(collateralized by
U.S. Treasury obligations:
Total market
value $816,000) r	800,000	800,000

The accompanying notes are an integral part of the financial statements.

42	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Societe Generale/NY
2.180%, dated 08/16/2019,
matures 09/16/2019,
repurchase price $150,282
(collateralized by
U.S. Treasury obligations:
Total market
value $153,000) ¥	$150,000	$150,000
Total U.S. Treasury
Repurchase Agreements
(Cost $8,991,695)		8,991,695
Total Investments ▲ – 100.1%
(Cost $14,999,314)		14,999,314
Other Assets and
Liabilities, Net – (0.1)%		(11,693)
Total Net Assets – 100.0%		$14,987,621

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of August 31, 2019.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2019.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2019, the value of these investments was $625,000 or 4.2% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2019, the cost of investments for federal income tax purposes was $14,999,314. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate
SOFR – Secured Overnight Financing Rate

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	43

Schedule of Investments	August 31, 2019, all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 103.3%
U.S. Treasury Bills €
2.072%, 09/03/2019	$149,133	$149,116
2.233%, 09/05/2019	40,000	39,990
2.095%, 09/10/2019	218,150	218,037
2.235%, 09/12/2019	3,405	3,403
2.105%, 09/17/2019	147,975	147,838
2.193%, 09/19/2019	10,539	10,528
2.085%, 09/24/2019	143,841	143,652
2.095%, 10/01/2019	80,000	79,870
2.050%, 10/08/2019	100,000	99,792
2.061%, 10/10/2019	40,000	39,912
2.012%, 10/15/2019	24,816	24,756
2.128%, 10/17/2019	23,686	23,622
2.018%, 10/22/2019	122,189	121,845
1.966%, 11/21/2019	38,830	38,661
1.967%, 11/29/2019	60,181	59,892
2.051%, 12/12/2019	10,000	9,940
2.167%, 12/19/2019	10,000	9,935
2.058%, 01/02/2020	21,458	21,309
1.852%, 02/13/2020	10,000	9,916
1.862%, 02/20/2020	15,000	14,868
1.860%, 02/27/2020	10,000	9,909
U.S. Treasury Notes
1.000%, 10/15/2019	3,000	2,994
2.008% (3 Month
U.S. Treasury Money
Market Yield + 0.048%),
10/31/2019 r	69,660	69,653
1.000%, 11/15/2019	5,000	4,983
1.993% (3 Month
U.S. Treasury Money
Market Yield + 0.033%),
04/30/2020 r	47,306	47,306
2.003% (3 Month
U.S. Treasury Money
Market Yield + 0.043%),
07/31/2020 r	33,997	33,989
2.005% (3 Month
U.S. Treasury Money
Market Yield + 0.045%),
10/31/2020 r	83,409	83,349
2.075% (3 Month
U.S. Treasury Money
Market Yield + 0.115%),
01/31/2021 r	64,640	64,619

U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE >
2.099% (3 Month
U.S. Treasury Money
Market Yield + 0.139%),
04/30/2021 r	$24,000	$23,999
2.180% (3 Month
U.S. Treasury Money
Market Yield + 0.220%),
07/31/2021 r	8,000	7,998
Total U.S. Treasury Debt
(Cost $1,615,681)		1,615,681
Total Investments ▲ – 103.3%
(Cost $1,615,681)		1,615,681
Other Assets and
Liabilities, Net – (3.3)%		(51,766)
Total Net Assets – 100.0%		$1,563,915

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

€	Rate shown is the annualized yield as of August 31, 2019.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2019.

▲	On August 31, 2019, the cost of investments for federal income tax purposes was $1,615,681. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

44	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

(This page left intentionally blank.)

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	45

Statements of Assets and Liabilities	August 31, 2019, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments, in securities, at cost	$22,121,706	$945,801	$1,958,597	$414,951	$6,007,619	$1,615,681
Repurchase agreements, at cost	27,817,591	337,229	748,985	—	8,991,695	—
ASSETS:
Investments, in securities, at value	$22,121,706	$945,808	$1,958,597	$414,951	$6,007,619	$1,615,681
Repurchase agreements, at value	27,817,591	337,229	748,985	—	8,991,695	—
Cash	—	1	1	4	1	—
Receivable for interest	54,831	968	2,077	680	16,904	629
Receivable for capital shares sold	1	—	2,204	—	1	—
Prepaid directors’ retainer	30	6	7	6	14	7
Prepaid expenses and other assets	36	39	73	37	31	22
Total assets	49,994,195	1,284,051	2,711,944	415,678	15,016,265	1,616,339
LIABILITIES:
Dividends payable	82,576	2,322	4,501	331	25,108	2,096
Payable for investments purchased	—	9,936	14,904	—	—	49,920
Payable for capital shares redeemed	—	—	1,049	—	5	—
Payable to affiliates (note 3)	7,526	193	409	56	2,363	224
Payable for distribution and shareholder services	3,457	96	495	83	1,111	150
Accrued expenses and other liabilities	91	31	14	31	57	34
Total liabilities	93,650	12,578	21,372	501	28,644	52,424
Net assets	$49,900,545	$1,271,473	$2,690,572	$415,177	$14,987,621	$1,563,915
COMPOSITION OF NET ASSETS:
Portfolio capital	$49,900,196	$1,271,467	$2,690,572	$415,186	$14,987,602	$1,563,878
Total distributable earnings (losses)	349	6	—	(9)	19	37
Net assets	$49,900,545	$1,271,473	$2,690,572	$415,177	$14,987,621	$1,563,915

46	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund

Class A:
Net assets	$238,531	$—	$507,092	$31,081	$246,012	$45,660
Shares issued and outstanding ($0.01 par value – 5 billion authorized per fund*)	238,527	—	507,092	31,080	246,015	45,651
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D:
Net assets	$3,555,685	$—	$—	$—	$1,367,671	$32,349
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	3,555,626	—	—	—	1,367,683	32,341
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class P:
Net assets	$2,085,704	$—	$—	$—	$921,110	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized per fund)	2,085,695	—	—	—	921,110	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$—	$82,423	$7	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized per fund**)	—	82,419	7	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.0000	$1.00	$—	$—	$—

Class U:
Net assets	$3,540,435	$—	$—	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,540,415	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	47

Statements of Assets and Liabilities	August 31, 2019, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V:
Net assets	$2,314,446	$105,642	$45,810	$783	$476,759	$106,254
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	2,314,416	105,642	45,810	782	476,763	106,250
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$9,868,300	$—	$212,871	$—	$2,890,818	$—
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	9,868,210	—	212,871	—	2,890,816	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$9,961,713	$337,078	$1,350,240	$333,668	$2,439,178	$598,298
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	9,961,576	337,061	1,350,240	333,660	2,439,197	598,241
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$18,335,731	$746,330	$574,552	$49,645	$6,646,073	$781,354
Shares issued and outstanding
($0.01 par value - 20 billion authorized per fund)	18,335,486	746,334	574,552	49,643	6,646,108	781,309
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
*	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

**	20 billion shares were authorized for Retail Prime Obligations Fund.

The accompanying notes are an integral part of the financial statements.

48	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2019, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$979,099	$29,842	$68,298	$6,112	$311,331	$33,412
Total investment income	979,099	29,842	68,298	6,112	311,331	33,412
EXPENSES (notes 1 & 3):
Investment advisory fees	41,572	1,189	2,718	383	13,232	1,444
Administration fees and expenses	52,005	1,559	3,758	515	16,626	1,842
Transfer agent fees and expenses	228	164	129	97	172	116
Custodian fees	2,002	58	128	19	638	70
Legal fees	124	32	35	34	59	31
Audit fees	137	30	34	28	61	30
Registration fees	78	52	84	47	83	37
Postage and printing fees	172	6	86	3	75	9
Directors’ fees	481	105	120	98	214	108
Other expenses	406	99	64	42	191	88
Distribution and shareholder servicing (12b-1) fees:	—	—	—	—	—	—
Class A	664	—	1,593	68	542	123
Class D	5,314	—	—	—	2,144	66
Class G	—	—	—	—	61	—
Shareholder servicing (non 12b-1) fees:
Class A	693	—	1,609	68	545	123
Class D	8,857	—	—	—	3,573	109
Class G	—	—	—	—	30	—
Class T	—	149	1	—	—	—
Class V	2,167	147	43	1	627	112
Class Y	24,114	864	3,597	819	6,137	1,807
Total expenses	139,014	4,454	13,999	2,222	45,010	6,115
Less: Fee waivers (note 3)	(22,794)	(1,307)	(2,369)	(486)	(7,500)	(863)
Total net expenses	116,220	3,147	11,630	1,736	37,510	5,252
Investment income - net	862,879	26,695	56,668	4,376	273,821	28,160
Net gain (loss) on investments	367	3	(1)	(1)	17	31
Net change in unrealized appreciation (depreciation) on investments	—	(141)	—	—	—	—
Net increase in net assets resulting from operations	$863,246	$26,557	$56,667	$4,375	$273,838	$28,191

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	49

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018
OPERATIONS:
Investment income - net	$862,879	$417,633	$26,695	$13,528	$56,668	$34,646
Net realized gain (loss) on investments	367	4	3	–	(1)	1
Net change in unrealized appreciation (depreciation) on investments	—	—	(141)	106	—	—
Net increase in net assets resulting from operations	863,246	417,637	26,557	13,634	56,667	34,647
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1) :
Class A	(4,390)	(2,457)	—	—	(11,940)	(11,781)
Class D	(61,923)	(30,270)	—	—	—	—
Class P	(11,135)	—	—	—	—	—
Class T	—	—	(1,564)	(1,000)	(6)	(5)
Class U	(30,598)	(1,203)	—	—	—	—
Class V	(44,677)	(24,658)	(3,269)	(1,305)	(953)	(685)
Class X	(152,124)	(55,443)	(132)	(286)	(2,827)	(490)
Class Y	(183,836)	(94,692)	(7,103)	(4,882)	(29,847)	(17,354)
Class Z	(374,196)	(208,910)	(14,627)	(6,055)	(11,095)	(4,331)
Total distributions	(862,879)	(417,633)	(26,695)	(13,528)	(56,668)	(34,646)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	1,064,115	1,588,218	—	—	1,092,937	1,222,188
Reinvestment of distributions	1,288	792	—	—	10,262	10,315
Payments for redemptions	(1,181,001)	(1,547,989)	—	—	(1,747,913)	(1,222,786)
Increase (decrease) in net assets from Class A transactions	(115,598)	41,021	—	—	(644,714)	9,717
Class D:
Proceeds from sales	8,164,864	8,569,187	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(8,716,117)	(7,657,716)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	(551,253)	911,471	—	—	—	—
Class P:
Proceeds from sales	4,007,362	20	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(1,921,687)	—	—	—	—	—
Increase in net assets from Class P transactions	2,085,675	20	—	—	—	—

50	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018
Class T:
Proceeds from sales	—	—	248,207	321,425	24	1,194
Reinvestment of distributions	—	—	13	8	6	4
Payments for redemptions	—	—	(243,485)	(316,388)	(1,007)	(376)
Increase (decrease) in net assets from Class T transactions	—	—	4,735	5,045	(977)	822
Class U:
Proceeds from sales	13,469,684	584,598	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(10,055,013)	(458,854)	—	—	—	—
Increase in net assets from Class U transactions	3,414,671	125,744	—	—	—	—
Class V:
Proceeds from sales	12,132,234	11,451,063	373,049	346,758	67,286	90,533
Reinvestment of distributions	85	27	8	—	—	—
Payments for redemptions	(11,604,241)	(11,660,185)	(415,635)	(257,116)	(61,578)	(78,370)
Increase (decrease) in net assets from Class V transactions	528,078	(209,095)	(42,578)	89,642	5,708	12,163
Class X:
Proceeds from sales	57,081,903	22,705,393	278,715	496,635	1,284,525	105,613
Reinvestment of distributions	21,380	4,571	—	1	12	—
Payments for redemptions	(53,094,089)	(20,404,453)	(318,733)	(456,663)	(1,090,413)	(116,597)
Increase (decrease) in net assets from Class X transactions	4,009,194	2,305,511	(40,018)	39,973	194,124	(10,984)
Class Y:
Proceeds from sales	50,151,654	48,013,738	1,334,953	1,063,904	1,568,867	1,405,263
Reinvestment of distributions	16,128	10,540	45	31	84	159
Payments for redemptions	(49,646,865)	(47,278,119)	(1,507,492)	(887,984)	(1,519,741)	(1,247,292)
Increase (decrease) in net assets from Class Y transactions	520,917	746,159	(172,494)	175,951	49,210	158,130
Class Z:
Proceeds from sales	295,513,914	207,677,181	4,115,995	2,352,079	1,175,413	593,040
Reinvestment of distributions	25,089	12,233	345	281	1,344	41
Payments for redemptions	(291,884,988)	(209,450,030)	(3,932,527)	(2,099,351)	(948,729)	(525,017)
Increase (decrease) in net assets from Class Z transactions	3,654,015	(1,760,616)	183,813	253,009	228,028	68,064
Increase (decrease) in net assets from capital share transactions	13,545,699	2,160,215	(66,542)	563,620	(168,621)	237,912
Total increase (decrease) in net assets	13,546,066	2,160,219	(66,680)	563,726	(168,622)	237,913
Net assets at beginning of the year	36,354,479	34,194,260	1,338,153	774,427	2,859,194	2,621,281
Net assets at end of the year	$49,900,545	$36,354,479 [2]	$1,271,473	$1,338,153 [2]	$2,690,572	$2,859,194 [2]
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

[2]	Includes undistributed net investment (loss) of ($18), ($4), and $1 for Government Obligations Fund, Institutional Prime Obligations Fund, and Retail Prime Obligations Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	51

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018	Year Ended 8/31/2019	Year Ended 8/31/2018
OPERATIONS:
Investment income – net	$4,376	$3,390	$273,821	$132,782	$28,160	$14,449
Net realized gain (loss) on investments	(1)	(13)	17	2	31	9
Net increase in net assets resulting from operations	4,375	3,377	273,838	132,784	28,191	14,458
DISTRIBUTIONS TO SHAREHOLDERS FROM (note 1):
Class A	(231)	(169)	(3,493)	(1,375)	(773)	(316)
Class D	—	—	(25,053)	(13,292)	(742)	(661)
Class G	—	—	(143)	(616)	—	—
Class P	—	—	(3,314)	—	—	—
Class V	(14)	(8)	(12,944)	(6,189)	(2,270)	(741)
Class X	—	—	(54,253)	(12,249)	—	—
Class Y	(3,758)	(2,749)	(46,495)	(28,634)	(13,512)	(7,698)
Class Z	(373)	(464)	(128,126)	(70,427)	(10,863)	(5,033)
Total distributions	(4,376)	(3,390)	(273,821)	(132,782)	(28,160)	(14,449)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	54,183	69,621	554,943	499,051	2,454,694	1,601,084
Reinvestment of distributions	45	61	346	35	126	23
Payments for redemptions	(57,008)	(67,991)	(495,075)	(553,060)	(2,453,007)	(1,590,571)
Increase (decrease) in net assets from Class A transactions	(2,780)	1,691	60,214	(53,974)	1,813	10,536
Class D:
Proceeds from sales	—	—	3,755,477	3,657,068	771,720	611,996
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(3,849,727)	(3,716,822)	(789,142)	(636,196)
Decrease in net assets from Class D transactions	—	—	(94,250)	(59,754)	(17,422)	(24,200)
Class G:
Proceeds from sales	—	—	7,233	1,080,028	—	—
Reinvestment of distributions	—	—	114	320	—	—
Payments for redemptions	—	—	(86,996)	(1,105,916)	—	—
Decrease in net assets from Class G transactions	—	—	(79,649)	(25,568)	—	—

52	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Retail Tax Free		Treasury		U.S. Treasury
	Obligations Fund		Obligations Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2019	8/31/2018	8/31/2019	8/31/2018	8/31/2019	8/31/2018
Class P:
Proceeds from sales	—	—	1,140,470	20	—	—
Reinvestment of distributions	—	—	1	—	—	—
Payments for redemptions	—	—	(219,381)	—	—	—
Increase in net assets from Class P transactions	—	—	921,090	20	—	—
Class V:
Proceeds from sales	10,210	7,605	6,805,411	4,913,110	356,445	631,738
Reinvestment of distributions	—	—	—	—	175	—
Payments for redemptions	(9,964)	(8,941)	(6,744,797)	(4,988,185)	(308,028)	(617,888)
Increase (decrease) in net assets from Class V transactions	246	(1,336)	60,614	(75,075)	48,592	13,850
Class X:
Proceeds from sales	—	—	28,767,662	6,507,815	—	—
Reinvestment of distributions	—	—	10,353	1,248	—	—
Payments for redemptions	—	—	(27,876,332)	(4,627,096)	—	—
Increase in net assets from X transactions	—	—	901,683	1,881,967	—	—
Class Y:
Proceeds from sales	606,682	891,398	18,019,653	15,040,921	2,199,547	1,461,447
Reinvestment of distributions	—	—	7,641	6,491	513	45
Payments for redemptions	(589,986)	(834,458)	(18,280,809)	(14,931,774)	(2,286,682)	(1,473,057)
Increase (decrease) in net assets from Class Y transactions	16,696	56,940	(253,515)	115,638	(86,622)	(11,565)
Class Z:
Proceeds from sales	114,501	296,875	43,059,867	33,610,250	6,632,773	4,341,602
Reinvestment of distributions	7	—	37,510	17,187	497	49
Payments for redemptions	(85,493)	(308,644)	(42,385,545)	(32,348,265)	(6,286,259)	(4,299,985)
Increase (decrease) in net assets from Class Z transactions	29,015	(11,769)	711,832	1,279,172	347,011	41,666
Increase in net assets from capital share transactions	43,177	45,526	2,228,019	3,062,426	293,372	30,287
Total increase in net assets	43,176	45,513	2,228,036	3,062,428	293,403	30,296
Net assets at beginning of the year	372,001	326,488	12,759,585	9,697,157	1,270,512	1,240,216
Net assets at end of the year	$415,177	$372,001 [2]	$14,987,621	$12,759,585 [2]	$1,563,915	$1,270,512 [2]
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

[2]	Includes undistributed net investment income of $5, $2, and $6 for Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Government Obligations Fund
Class A
2019	$1.00	$0.016		$(0.016)	$—	$1.00	1.62%
2018	1.00	0.008		(0.008)	—	1.00	0.76
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class D
2019	$1.00	$0.018		$(0.018)	$—	$1.00	1.77%
2018	1.00	0.009		(0.009)	—	1.00	0.91
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class P
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.23%
2018[3]	1.00	0.011		(0.011)	—	1.00	1.08
Class U
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.26%
2018[4]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2019	$1.00	$0.021		$(0.021)	$—	$1.00	2.07%
2018	1.00	0.012		(0.012)	—	1.00	1.21
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2016	1.00	0.001		(0.001)	—	1.00	0.06
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01

54	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value
	Beginning	Investment		Investment	Realized Gains	End of	Total
	of Period	Income		Income	on Investments	Period	Return[1]
Class X
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.24%
2018	1.00	0.014		(0.014)	—	1.00	1.37
2017	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.57
2016[5]	1.00	0.001		(0.001)	—	1.00	0.11
Class Y
2019	$1.00	$0.019		$(0.019)	$—	$1.00	1.92%
2018	1.00	0.011		(0.011)	—	1.00	1.06
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class Z
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.20%
2018	1.00	0.013		(0.013)	—	1.00	1.33
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2016	1.00	0.001		(0.001)	—	1.00	0.14
2015	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2019	$238,531	0.75%	1.58%	0.77%	1.56%
2018	354,127	0.75	0.76	0.77	0.74
2017	313,106	0.62	0.07	0.79	(0.10)
2016	199,472	0.29	0.01	0.80	(0.50)
2015	315,649	0.11	0.01	0.80	(0.68)
Class D
2019	$3,555,685	0.60%	1.75%	0.63%	1.72%
2018	4,106,912	0.60	0.92	0.64	0.88
2017	3,195,441	0.54	0.15	0.64	0.05
2016	4,020,897	0.31	0.01	0.65	(0.33)
2015	4,185,832	0.11	0.01	0.66	(0.54)
Class P
2019	$2,085,704	0.15%	2.19%	0.23%	2.11%
2018[3]	20	0.16	1.52	0.23	1.45
Class U
2019	$3,540,435	0.12%	2.28%	0.23%	2.17%
2018[4]	125,744	0.12	1.72	0.24	1.60
Class V
2019	$2,314,446	0.30%	2.06%	0.33%	2.03%
2018	1,786,350	0.30	1.20	0.34	1.16
2017	1,995,445	0.30	0.41	0.34	0.37
2016	1,202,026	0.25	0.05	0.34	(0.04)
2015	1,517,038	0.11	0.01	0.35	(0.23)

56	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

		Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Net Assets	Expenses to	Investment	Expenses to	Income (Loss) to
	End of	Average	Income to	Average Net Assets	Average Net Assets
	Period (000)	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Class X
2019	$9,868,300	0.14%	2.21%	0.23%	2.12%
2018	5,859,028	0.14	1.39	0.24	1.29
2017	3,553,517	0.14	0.61	0.24	0.51
2016[5]	678,224	0.14	0.28	0.24	0.18
Class Y
2019	$9,961,713	0.45%	1.91%	0.48%	1.88%
2018	9,440,721	0.45	1.06	0.49	1.02
2017	8,694,560	0.44	0.28	0.49	0.23
2016	7,393,766	0.31	0.01	0.49	(0.17)
2015	5,935,721	0.11	0.01	0.50	(0.38)
Class Z
2019	$18,335,731	0.18%	2.17%	0.23%	2.12%
2018	14,681,577	0.18	1.32	0.24	1.26
2017	16,442,191	0.18	0.54	0.24	0.48
2016	11,097,264	0.17	0.14	0.24	0.07
2015	8,310,936	0.11	0.01	0.25	(0.13)

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

[5]	Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset			Distributions	Realized and		Distributions	Net Asset
	Value	Net		from Net	Unrealized		from Net	Value
	Beginning	Investment		Investment	(Losses)		Realized Gains	End of	Total
	of Period	Income		Income	on Investments		on Investments	Period	Return[1]
Institutional Prime Obligations Fund*
Class T
2019	$1.0001	$0.0211		$(0.0211)	$(0.0001)		$—	$1.0000	2.12%
2018	1.0000	0.0134		(0.0134)	0.0001		—	1.0001	1.36
2017	1.0000	0.0049		(0.0049)	0.0000	[2]	(0.0000)[2]	1.0000	0.51
2016	1.00	0.001		(0.001)	—		—	1.00	0.05
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class V
2019	$1.0001	$0.0221		$(0.0221)	$(0.0001)		$—	$1.0000	2.23%
2018	1.0000	0.0144		(0.0144)	0.0001		—	1.0001	1.46
2017	1.0000	0.0059		(0.0059)	0.0000	[2]	(0.0000)[2]	1.0000	0.60
2016	1.00	0.001		(0.001)	—		—	1.00	0.12
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class Y
2019	$1.0001	$0.0206		$(0.0206)	$(0.0000)[2]		$—	$1.0001	2.08%
2018	1.0000	0.0129		(0.0129)	0.0001		—	1.0001	1.30
2017	1.0000	0.0044		(0.0044)	0.0000	[2]	(0.0000)[2]	1.0000	0.46
2016	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.03
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
Class Z
2019	$1.0001	$0.0238		$(0.0238)	$(0.0001)		$—	$1.0000	2.39%
2018	1.0000	0.0159		(0.0159)	0.0001		—	1.0001	1.61
2017	1.0000	0.0069		(0.0069)	0.0000	[2]	(0.0000)[2]	1.0000	0.70
2016	1.00	0.002		(0.002)	—		—	1.00	0.21
2015	1.00	0.000	[2]	(0.000)[2]	—		—	1.00	0.02
* Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1] Total return would have been lower had certain expenses not been waived.
[2] Rounds to zero.

58	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2019	$82,423	0.40%	2.11%	0.48%	2.03%
2018	77,695	0.40	1.36	0.50	1.26
2017	72,643	0.40	0.38	0.53	0.25
2016	431,632	0.35	0.05	0.44	(0.04)
2015	670,064	0.19	0.02	0.45	(0.24)
Class V
2019	$105,642	0.30%	2.23%	0.38%	2.15%
2018	148,228	0.30	1.51	0.40	1.41
2017	58,575	0.30	0.51	0.43	0.38
2016	184,678	0.28	0.12	0.34	0.06
2015	251,838	0.19	0.02	0.35	(0.14)
Class Y
2019	$337,078	0.45%	2.06%	0.53%	1.98%
2018	509,603	0.45	1.32	0.55	1.22
2017	333,617	0.45	0.41	0.59	0.27
2016	1,120,546	0.37	0.03	0.50	(0.10)
2015	3,711,698	0.19	0.02	0.50	(0.29)
Class Z
2019	$746,330	0.14%	2.37%	0.28%	2.23%
2018	562,601	0.15	1.67	0.30	1.52
2017	309,545	0.20	0.52	0.31	0.41
2016	3,012,020	0.20	0.21	0.25	0.16
2015	4,104,706	0.18	0.02	0.24	(0.04)

*	Prior to October 14, 2016, the fund was named Prime Obligations Fund. Effective October 14, 2016, the fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[1]
Retail Prime Obligations Fund
Class A
2019	$1.00	$0.019		$(0.019)	$1.00	1.95%
2018	1.00	0.010		(0.010)	1.00	1.03
2017	1.00	0.003		(0.003)	1.00	0.26
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
Class T
2019	$1.00	$0.021		$(0.021)	$1.00	2.14%
2018	1.00	0.014		(0.014)	1.00	1.39
2017	1.00	0.006		(0.006)	1.00	0.60
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.03
Class V
2019	$1.00	$0.022		$(0.022)	$1.00	2.24%
2018	1.00	0.015		(0.015)	1.00	1.49
2017	1.00	0.007		(0.007)	1.00	0.70
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.04
Class X
2019	$1.00	$0.024		$(0.024)	$1.00	2.40%
2018	1.00	0.016		(0.016)	1.00	1.65
2017[4]	1.00	0.008		(0.008)	1.00	0.85
Class Y
2019	$1.00	$0.021		$(0.021)	$1.00	2.09%
2018	1.00	0.013		(0.013)	1.00	1.34
2017	1.00	0.006		(0.006)	1.00	0.55
2016[3]	1.00	0.000	[2]	(0.000)[2]	1.00	0.02
Class Z
2019	$1.00	$0.023		$(0.023)	$1.00	2.34%
2018	1.00	0.016		(0.016)	1.00	1.59
2017	1.00	0.008		(0.008)	1.00	0.80
2016[3]	1.00	0.001		(0.001)	1.00	0.05

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

3 Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

4 Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2019	$507,092	0.61%	1.85%	0.80%	1.66%
2018	1,151,807	0.75	1.03	0.80	0.98
2017	1,142,089	0.74	0.27	0.82	0.19
2016[3]	831,019	0.60	0.02	0.84	(0.22)
Class T
2019	$7	0.40%	1.96%	0.45%	1.91%
2018	984	0.40	1.60	0.47	1.53
2017	162	0.40	0.68	0.46	0.62
2016[3]	7	0.39	0.23	0.45	0.17
Class V
2019	$45,810	0.30%	2.21%	0.35%	2.16%
2018	40,102	0.30	1.49	0.36	1.43
2017	27,939	0.30	0.75	0.36	0.69
2016[3]	10	0.30	0.33	0.42	0.21
Class X
2019	$212,871	0.14%	2.41%	0.25%	2.30%
2018	18,748	0.14	1.63	0.26	1.51
2017[4]	29,731	0.14	0.95	0.26	0.83
Class Y
2019	$1,350,240	0.45%	2.07%	0.50%	2.02%
2018	1,301,030	0.45	1.34	0.51	1.28
2017	1,142,900	0.45	0.56	0.52	0.49
2016[3]	925,567	0.45	0.17	0.54	0.08
Class Z
2019	$574,552	0.20%	2.34%	0.25%	2.29%
2018	346,523	0.20	1.59	0.26	1.53
2017	278,460	0.20	0.82	0.26	0.76
2016[3]	48,335	0.20	0.41	0.29	0.32

[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 8, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[1]
Retail Tax Free Obligations Fund*
Class A
2019	$1.00	$0.009		$(0.009)	$1.00	0.85%
2018	1.00	0.005		(0.005)	1.00	0.47
2017	1.00	0.000	[2]	(0.000)[2]	1.00	0.05
2016	1.00	—		—	1.00	0.00
2015	1.00	—		—	1.00	0.00
Class V
2019	$1.00	$0.013		$(0.013)	$1.00	1.31%
2018	1.00	0.009		(0.009)	1.00	0.92
2017	1.00	0.005		(0.005)	1.00	0.46
2016	1.00	0.001		(0.001)	1.00	0.05
2015	1.00	—		—	1.00	0.00
Class Y
2019	$1.00	$0.012		$(0.012)	$1.00	1.16%
2018	1.00	0.008		(0.008)	1.00	0.77
2017	1.00	0.003		(0.003)	1.00	0.31
2016	1.00	0.000	[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	1.00	0.00
Class Z
2019	$1.00	$0.014		$(0.014)	$1.00	1.41%
2018	1.00	0.010		(0.010)	1.00	1.02
2017	1.00	0.006		(0.006)	1.00	0.56
2016	1.00	0.001		(0.001)	1.00	0.09
2015	1.00	—		—	1.00	0.00

* Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

62	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund*
Class A
2019	$31,081	0.75%	0.85%	0.88%	0.72%
2018	33,861	0.75	0.47	0.87	0.35
2017	32,171	0.71	0.04	0.92	(0.17)
2016	42,974	0.20	0.00	0.86	(0.66)
2015	49,660	0.06	0.00	0.85	(0.79)
Class V
2019	$783	0.30%	1.28%	0.42%	1.16%
2018	536	0.30	0.89	0.42	0.77
2017	1,872	0.30	0.45	0.47	0.28
2016	1,702	0.14	0.03	0.41	(0.24)
2015	9,204	0.06	0.00	0.40	(0.34)
Class Y
2019	$333,668	0.45%	1.15%	0.58%	1.02%
2018	316,973	0.45	0.79	0.57	0.67
2017	260,044	0.45	0.31	0.62	0.14
2016	289,274	0.19	0.00	0.56	(0.37)
2015	460,299	0.06	0.00	0.55	(0.49)
Class Z
2019	$49,645	0.20%	1.38%	0.32%	1.26%
2018	20,631	0.20	1.03	0.32	0.91
2017	32,401	0.20	0.55	0.37	0.38
2016	62,763	0.12	0.09	0.32	(0.11)
2015	148,163	0.06	0.00	0.30	(0.24)

* Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class A
2019	$1.00	$0.016		$(0.016)	$—	$1.00	1.61%
2018	1.00	0.008		(0.008)	—	1.00	0.77
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.08
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class D
2019	$1.00	$0.018		$(0.018)	$—	$1.00	1.77%
2018	1.00	0.009		(0.009)	—	1.00	0.92
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.15
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class P
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.23%
2018[3]	1.00	0.011		(0.011)	—	1.00	1.07
Class V
2019	$1.00	$0.021		$(0.021)	$—	$1.00	2.07%
2018	1.00	0.012		(0.012)	—	1.00	1.22
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.05
2015	1.00	—		—	—	1.00	0.00

64	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Class X
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.23%
2018	1.00	0.014		(0.014)	—	1.00	1.38
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.55
2016[4]	1.00	0.001		(0.001)	—	1.00	0.10
Class Y
2019	$1.00	$0.019		$(0.019)	$—	$1.00	1.92%
2018	1.00	0.011		(0.011)	—	1.00	1.07
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.25
2016	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class Z
2019	$1.00	$0.022		$(0.022)	$—	$1.00	2.19%
2018	1.00	0.013		(0.013)	—	1.00	1.34
2017	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.51
2016	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.13
2015	1.00	—		—	—	1.00	0.00

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

3 Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

4 Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	65

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2019	$246,012	0.75%	1.60%	0.78%	1.57%
2018	185,799	0.75	0.75	0.79	0.71
2017	239,773	0.60	0.07	0.80	(0.13)
2016	274,237	0.30	0.00	0.80	(0.50)
2015	315,631	0.09	0.00	0.80	(0.71)
Class D
2019	$1,367,671	0.60%	1.75%	0.64%	1.71%
2018	1,461,918	0.60	0.92	0.64	0.88
2017	1,521,672	0.53	0.14	0.64	0.03
2016	1,970,955	0.30	0.00	0.64	(0.34)
2015	1,947,705	0.09	0.00	0.65	(0.56)
Class P
2019	$921,110	0.15%	2.16%	0.23%	2.08%
2018[3]	20	0.16	1.52	0.23	1.45
Class V
2019	$476,759	0.30%	2.07%	0.34%	2.03%
2018	416,145	0.30	1.19	0.34	1.15
2017	491,220	0.30	0.38	0.34	0.34
2016	556,817	0.24	0.04	0.35	(0.07)
2015	1,126,241	0.09	0.00	0.35	(0.26)

66	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2019	$2,890,818	0.14%	2.22%	0.24%	2.12%
2018	1,989,132	0.14	1.59	0.24	1.49
2017	107,165	0.14	0.55	0.24	0.45
2016[4]	67,258	0.14	0.26	0.25	0.15
Class Y
2019	$2,439,178	0.45%	1.90%	0.49%	1.86%
2018	2,692,690	0.45	1.08	0.49	1.04
2017	2,577,051	0.44	0.25	0.50	0.19
2016	2,559,849	0.29	0.00	0.49	(0.20)
2015	2,335,205	0.09	0.00	0.50	(0.41)
Class Z
2019	$6,646,073	0.18%	2.18%	0.24%	2.12%
2018	5,934,233	0.18	1.34	0.24	1.28
2017	4,655,060	0.18	0.51	0.24	0.45
2016	4,152,252	0.17	0.14	0.24	0.07
2015	2,655,440	0.09	0.00	0.25	(0.16)

3 Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

4 Commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	67

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
U.S. Treasury Money Market Fund
Class A
2019	$1.00	$0.016		$(0.016)	$—	$1.00	1.57%
2018	1.00	0.007		(0.007)	—	1.00	0.74
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.06
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class D
2019	$1.00	$0.017		$(0.017)	$—	$1.00	1.72%
2018	1.00	0.009		(0.009)	—	1.00	0.89
2017	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.12
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class V
2019	$1.00	$0.020		$(0.020)	$—	$1.00	2.03%
2018	1.00	0.012		(0.012)	—	1.00	1.20
2017	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2016	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2015	1.00	—		—	—	1.00	0.00
Class Y
2019	$1.00	$0.019		$(0.019)	$—	$1.00	1.87%
2018	1.00	0.010		(0.010)	—	1.00	1.04
2017	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2016	1.00	—		—	—	1.00	0.00
2015	1.00	—		—	—	1.00	0.00
Class Z
2019	$1.00	$0.021		$(0.021)	$—	$1.00	2.13%
2018	1.00	0.013		(0.013)	—	1.00	1.30
2017	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2016	1.00	0.001		(0.001)	—	1.00	0.07
2015	1.00	—		—	—	1.00	0.00

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

68	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2019	$45,660	0.75%	1.57%	0.81%	1.51%
2018	43,845	0.75	0.75	0.82	0.68
2017	33,310	0.56	0.04	0.83	(0.23)
2016	90,779	0.26	0.00	0.84	(0.58)
2015	38,346	0.05	0.00	0.84	(0.79)
Class D
2019	$32,349	0.60%	1.70%	0.66%	1.64%
2018	49,769	0.60	0.85	0.67	0.78
2017	73,968	0.51	0.10	0.68	(0.07)
2016	94,275	0.23	0.00	0.69	(0.46)
2015	137,129	0.05	0.00	0.69	(0.64)
Class V
2019	$106,254	0.30%	2.03%	0.36%	1.97%
2018	57,661	0.30	1.20	0.37	1.13
2017	43,810	0.30	0.36	0.38	0.28
2016	32,435	0.21	0.01	0.39	(0.17)
2015	82,900	0.05	0.00	0.39	(0.34)
Class Y
2019	$598,298	0.45%	1.87%	0.51%	1.81%
2018	684,906	0.45	1.04	0.52	0.97
2017	696,466	0.43	0.21	0.53	0.11
2016	612,984	0.24	0.00	0.54	(0.30)
2015	614,128	0.05	0.00	0.54	(0.49)
Class Z
2019	$781,354	0.20%	2.10%	0.26%	2.04%
2018	434,331	0.20	1.27	0.27	1.20
2017	392,662	0.20	0.42	0.28	0.34
2016	409,806	0.17	0.07	0.28	(0.04)
2015	309,280	0.05	0.00	0.29	(0.24)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	69

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

1>	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares. Effective October 26, 2018, Class G shares were converted to Class A shares of Treasury Obligations Fund.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class T and Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares. Class X shares closed on October 30, 2018.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

70	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

2>	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	71

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2019, each fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$22,542,591	$—	$22,542,591
U.S. Government Agency Debt	—	19,242,321	—	19,242,321
U.S. Government Agency
Repurchase Agreements	—	5,275,000	—	5,275,000
U.S. Treasury Debt	—	1,929,385	—	1,929,385
Investment Companies	950,000	—	—	950,000
Total Investments	$950,000	$48,989,297	$—	$49,939,297
Institutional Prime Obligations Fund
Certificates of Deposit	$—	$302,103	$—	$302,103
Other Repurchase Agreements	—	230,500	—	230,500
Financial Company Commercial Paper	—	217,891	—	217,891
Asset Backed Commercial Paper	—	197,397	—	197,397
Non-Negotiable Time Deposits	—	140,000	—	140,000
U.S. Treasury Repurchase Agreements	—	106,729	—	106,729
Non-Financial Company Commercial Paper	—	42,363	—	42,363
Other Instruments	—	32,729	—	32,729
Variable Rate Demand Notes	—	13,325	—	13,325
Total Investments	$—	$1,283,037	$—	$1,283,037
Retail Prime Obligations Fund
Certificates of Deposit	$—	$690,003	$—	$690,003
Other Repurchase Agreements	—	470,000	—	470,000
Financial Company Commercial Paper	—	466,030	—	466,030
Asset Backed Commercial Paper	—	341,241	—	341,241
Non-Negotiable Time Deposits	—	288,314	—	288,314
U.S. Treasury Repurchase Agreements	—	278.985	—	278.985
Other Instruments	—	84,148	—	84,148
Non-Financial Company Commercial Paper	—	74,961	—	74,961
Variable Rate Demand Note	—	13,900	—	13,900
Total Investments	$—	$2,707,582	$—	$2,707,582
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$254,545	—	$254,545
Non-Financial Company Commercial Paper	—	93,311	—	93,311
Tender Option Bonds	—	67,095	—	67,095
Total Investments	$—	$414,951	$—	$414,951
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$8,991,695	$—	$8,991,695
U.S. Treasury Debt	—	6,007,619	—	6,007,619
Total Investments	$—	$14,999,314	$—	$14,999,314
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,615,681	$—	$1,615,681
Total Investments	$—	$1,615,681	$—	$1,615,681

Refer to each fund’s Schedule of Investments for further security classification.

72	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

During the fiscal year ended August 31, 2019, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2019, the funds did not hold any restricted securities. As of August 31, 2019, Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $1,925,000 or 3.9% of total net assets, $40,000 or 3.1% of total net assets, $90,000 or 3.3% of total net assets, $14,670 or 3.5% of total net assets, and $625,000 or 4.2% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2019, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. On the Statements of Assets and Liabilities the following amounts were reclassified:

Fund	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain/Loss	Portfolio Capital
Government Obligations Fund	$372	$(372)	$—
Institutional Prime Obligations Fund	3	(3)	—
Treasury Obligations Fund	17	(17)	—
U.S. Treasury Money Market Fund	31	(31)	—

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	73

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

The distributions paid during the fiscal years ended August 31, 2019 and August 31, 2018 (adjusted by dividends payable as of August 31, 2019 and August 31, 2018, respectively) were as follows:

		August 31, 2019
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$831,312	$ —	$—	$831,312
Institutional Prime Obligations Fund	26,484	—	—	26,484
Retail Prime Obligations Fund	56,264	—	—	56,264
Retail Tax Free Obligations Fund	239	4,178	—	4,417
Treasury Obligations Fund	266,710	—	—	266,710
U.S. Treasury Money Market Fund	27,819	—	—	27,819

		August 31, 2018
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$338,626	$ —	$—	$388,626
Institutional Prime Obligations Fund	12,065	—	—	12,065
Retail Prime Obligations Fund	32,323	—	—	32,323
Retail Tax Free Obligations Fund	—	3,114	—	3,114
Treasury Obligations Fund	120,627	—	—	120,627
U.S. Treasury Money Market Fund	13,328	—	—	13,328

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2019.

As of August 31, 2019, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$82,944	$—	$—	$(19)	$82,925
Institutional Prime Obligations Fund	2,321	—	—	7	2,328
Retail Prime Obligations Fund	4,502	—	(1)	—	4,501
Retail Tax Free Obligations Fund	—	336	(14)	—	322
Treasury Obligations Fund	25,127	—	—	—	25,127
U.S. Treasury Money Market Fund	2,133	—	—	—	2,133

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2019.

74	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2019, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund had indefinite short-term capital loss carryforwards of $1 and $14, respectively.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government
Obligations Fund	$27,817,591	$—	$27,817,591	$—	$(27,817,591)	$—
Institutional Prime
Obligations Fund	337,229	—	337,229	—	(337,229)	—
Retail Prime
Obligations Fund	748,985	—	748,985	—	(748,985)	—
Treasury
Obligations Fund	8,991,695	—	8,991,695	—	(8,991,695)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	75

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$4,325,000	$950,000	$—	$—	$5,275,000
U.S. Treasury	11,092,591	9,300,000	2,150,000	—	22,542,591
Total	$15,417,591	$10,250,000	$2,150,000	$—	$27,817,591
Institutional Prime Obligations Fund
Other	$190,500	$—	$40,000	$—	$230,500
U.S. Treasury	106,729	—	—	—	106,729
Total	$297,229	$—	$40,000	$—	$337,229
Retail Prime Obligations Fund
Other	$380,000	$—	$65,000	$25,000	$470,000
U.S. Treasury	278,985	—	—	—	278,985
Total	$658,985	$—	$65,000	$25,000	$748,985
Treasury Obligations Fund
U.S. Treasury	$4,841,695	$3,650,000	$500,000	$—	$8,991,695
Total	$4,841,695	$3,650,000	$500,000	$—	$8,991,695

SECURITIES LENDING – In order to generate additional income, each fund (other than U.S. Treasury Money Market Fund) may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2019, the funds had no securities on loan.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and may pay up to half of such fees to USBAM for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2019, no fees were paid to U.S. Bank for serving as the securities lending agent for the funds, because the funds did not participate in securities lending.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

76	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2019.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3>	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2020, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	N/A	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	N/A	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through October 31, 2020 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $243 and $40 for Institutional Prime Obligations Fund and Retail Tax Free Obligations Fund, respectively, during the fiscal year ended August 31, 2019.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBGFS are direct

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	77

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $22,794, $1,064, $2,024, $446, $7,500, and $863 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2019.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, starting July 1, 2019, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Prior to July 1, 2019, each fund was charged a custodian fee equal to an annual rate of 0.005% of average daily net assets. Starting July 1, 2019, each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2019, custodian fees were not increased as a result of any overdrafts.

78	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1 ) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were received by affiliates of USBAM for the fiscal year ended August 31, 2019:

Fund	Amount
Government Obligations Fund	$5,883
Retail Prime Obligations Fund	1,584
Retail Tax Free Obligations Fund	68
Treasury Obligations Fund	2,704
U.S. Treasury Money Market Fund	189

SHAREHOLDER SERVICING (NON-12B-1) FEES– FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $345 for Retail Prime Obligations Fund, during the fiscal year ended August 31, 2019.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2019:

Fund	Amount
Government Obligations Fund	$35,831
Institutional Prime Obligations Fund	1,160
Retail Prime Obligations Fund	4,905
Retail Tax Free Obligations Fund	888
Treasury Obligations Fund	10,912
U.S. Treasury Money Market Fund	2,151

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	79

Notes to Financial Statements	August 31, 2019, all dollars and shares are rounded to thousands (000 omitted)

4>	Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2019
Class T	248,182	13	(243,460)	4,735
Class V	373,026	8	(415,607)	(42,573)
Class X1	278,702	—	(318,720)	(40,018)
Class Y	1,334,817	45	(1,507,339)	(172,477)
Class Z	4,115,774	345	(3,932,323)	183,796
Year Ended August 31, 2018
Class T	321,407	8	(316,371)	5,044
Class V	346,762	—	(257,122)	89,640
Class X	496,543	1	(456,573)	39,971
Class Y	1,063,848	31	(887,943)	175,936
Class Z	2,352,017	281	(2,099,296)	253,002

[1]	Effective 10/30/2018, Institutional Prime Obligations Fund Class X was closed.

5>	Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2019, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	46.4%
Commercial Paper & Put Bonds	22.5
Tender Option Bonds	16.2
Daily Variable Rate Notes & Bonds	14.9
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2019, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	74.2%
Non-Financial Company Commercial Paper	22.5
General Obligations	3.3
100.0%

6>	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

80	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

7>	Events Subsequent To Period End

Management has evaluated Fund related events and transactions that occurred subsequent to August 31, 2019, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

8>	FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt

In March 2017, the Financial Accounting Standards Board issued ASU 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. As of August 31, 2019, the funds have adopted the new amendments.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	81

Notice to Shareholders	August 31, 2019 (unaudited)

SPECIAL MEETING RESULTS

A special meeting of shareholders of First American Funds, Inc. (the “Company”) was held on August 29, 2019. The matter voted upon at the meeting, as well as the number of votes cast for or withheld with respect to such matter, is set forth below.

The Company’s shareholders elected the following seven directors:

Directors	Shares Voted “For”	Shares Withholding Authority to Vote
David K. Baumgardner	15,347,239,941	333,568,715
Mark E. Gaumond	15,347,156,523	333,652,133
Roger A. Gibson	15,161,103,488	519,705,168
Jennifer J. McPeek	15,475,062,531	205,746,125
C. David Myers	15,470,995,232	209,813,424
Richard Riederer	15,162,214,927	518,593,729
P. Kelly Tompkins	15,469,245,574	211,563,082

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2020 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2019, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	5.4	94.6	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest- related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

82	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.0	%*
Institutional Prime Obligations Fund	0.0	*
Retail Prime Obligations Fund	0.0
Retail Tax Free Obligations Fund	0.0
Treasury Obligations Fund	0.0	*
U.S. Treasury Money Market Fund	0.1

*Rounds to 0.0%.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Following the funds’ fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the funds’ first fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on April 23, 2019 and June 18, 2019, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	83

Notice to Shareholders	August 31, 2019 (unaudited)

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

At the April 23, 2019 and June 18, 2019 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2020. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub- administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2019.

GOVERNMENT OBLIGATIONS FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all institutional U.S. government money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more

84	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board noted that the Fund underperformed its performance universe median by one basis point for the one- and three-year periods and the Fund’s performance was equal to its performance universe median for the five-year period on a gross-of-expenses basis. The Board also considered that the Fund underperformed in relation to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s competitive performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all retail money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board considered that the Fund commenced operations on July 18, 2016. The Board considered that the Fund’s performance was equal to its peer universe median on a gross-of-expenses basis and the Fund outperformed its peer universe median on a net-of-expenses basis over the one-year period. In light of the brief period of time since the Fund’s commencement of operations and its competitive performance thus far, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all institutional prime money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board noted that the Fund underperformed its performance universe median over the one-,

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	85

Notice to Shareholders	August 31, 2019 (unaudited)

three- and five-year periods on a net-of-expenses basis and gross-of-expenses basis. The Board considered that the information prepared by the independent consultant reflects that the Fund demonstrated continued improvement relative to its peers over the periods presented on a gross-of-expenses basis, yet underperformed the performance universe for each period. The Board noted that while the Fund’s asset base has generally been more stable in the past year (between $900 million-$1.1 billion), there have been large inflows throughout the year that have been short-term in nature. Because of this, the Board considered that the Fund’s portfolio has been structured to support liquidity targets and fund metrics that account for expected subsequent outflows, which has had a negative impact on fund performance. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all institutional U.S. treasury money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board considered that the Fund’s performance was equal to the performance universe median over the one-year period and the Fund outperformed its performance universe median over the three- and five-year periods on a gross-of-expenses basis. The Board also considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a net-of-expenses basis. The Board considered that the Fund’s performance on a gross-of-expenses basis indicated that the Fund’s portfolio management team was successfully implementing the Fund’s investment strategy, and in light of this competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all retail tax-exempt money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board

86	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses and net-of-expenses basis. The Board considered that the information prepared by the independent consultant reflects that the Fund has generally remained competitive on a gross-of-expenses basis, with results trailing the performance universe median for each of the periods by only a slight margin. The Board noted that the Fund generally demonstrated improvement relative to its peers over the periods presented. The Board further considered that the Fund has recently added some tender option bond programs to its approved list which should enhance relative performance going forward. In light of the Fund’s entirely tax- free nature of its investments and its generally competitive performance compared to its performance universe on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered USBAM’s assertion that investment performance should be focused on the Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that the Fund’s peer group performance universe includes all institutional U.S. treasury money market funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, the Fund’s Class Y shares). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of the Fund’s investment performance. The Board considered that the Fund underperformed its performance universe median during the one-, three- and five-year periods on a gross-of-expenses basis and on a net-of-expenses basis. The Board considered that the information prepared by the independent consultant illustrates that the Fund has remained competitive on a gross-of-expenses basis, with results trailing the performance universe median for each of the periods by only a slight margin. The Board further considered USBAM’s assertion that underperformance of the Fund is generally attributable to cash flows in and out of the Fund, which vary from month to month, and affect the duration and performance of the portfolio for the relevant period and that, because of the relatively narrow range of returns in the performance universe, rankings within the universe will change frequently. In light of the competitive performance on a gross-of- expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

GOVERNMENT OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board noted that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is three basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	87

Notice to Shareholders	August 31, 2019 (unaudited)

RETAIL PRIME OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board further considered that the Fund’s total expense ratio after waivers is twelve basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

TREASURY OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

U.S. TREASURY MONEY MARKET FUND. The Board reviewed the fees paid to USBAM and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and comparable funds. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are both lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is at a level generally in line (within five basis points as a general guideline) with its peer group. The Board noted

88	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	89

Notice to Shareholders	August 31, 2019 (unaudited)

Directors and Officers of the Funds

Independent Directors
Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources) (a producer of iron ore pellets), The California Academy of Sciences, and Rayonier, Inc.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer).
Roger A. Gibson (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member.	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Jennifer J. McPeek, CFA (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer, Janus Henderson Group plc (2016-2017). Prior thereto, Executive Vice President and Chief Financial Officer, Janus Capital Group Inc. (2013-2016).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

90	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Independent Directors (concl.)
Name, Address,* and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019.	Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017–present). Director, The Boler Group (operating as Hendrickson International) (manufacturing for the global commercial transportation industry) (2017– present).	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company, Inc. (a global diversified technology and industrial company).
Richard K. Riederer (1944)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2017; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; Director, The Boler Group (operating as Hendrickson International) (manufacturing for the global commercial transportation industry) (2004 – present). Director, NSF International (2006 – present); former Director, Diversified Real Asset Income Fund (investment company); former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.) (a producer of iron ore pellets); Certified Financial Analyst; non-profit board member.	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland-Marshall College of Law (2018- present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.) (a producer of iron ore pellets).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
*	The address of each of the directors is P.O. Box 1329, Minneapolis, MN 55440-1329 unless otherwise noted.
†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota 55440-1330.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	91

Notice to Shareholders	August 31, 2019 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

92	FIRST AMERICAN FUNDS 2019 ANNUAL REPORT

Officers (concl.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alyssa A. Bentz U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since September 2019	Compliance Manager, U.S. Bancorp Asset Management, Inc. since December 2015; prior thereto, Managing Director of Operations, U.S. Bancorp Asset Management, Inc. from January 2011 through December 2015.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.
*	Messrs. Thole, Palmer, Smith, Ertel, and Cloutier and Mses. Stevenson, Mayr, and Bentz are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

FIRST AMERICAN FUNDS 2019 ANNUAL REPORT	93

(This page left intentionally blank.)

(This page left intentionally blank.)

(This page left intentionally blank.)

(This page left intentionally blank.)

(This page left intentionally blank.)

(This page left intentionally blank.)

(This page left intentionally blank.)

Board of Directors	First American Funds, Inc.

Richard Riederer

Chair of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

Director of the Boler Group

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.

Director of Booz Allen Hamilton Holding Corporation

Director of Rayonier Advanced Materials, Inc.

Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.

Advisor/Consultant of Future Freight™

Jennifer McPeek, CFA

Director of First American Funds, Inc.

Independent Advisor/Consultant

C. David Myers

Director of First American Funds, Inc.

Director of the Manitowoc Company

Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.

Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset

Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset

Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212 DISTRIBUTOR Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 220 South Sixth Street, Suite 1400 Minneapolis, Minnesota 55402 COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0119-19      10/2019     AR  MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Jennifer J. McPeek, C. David Myers, Richard K. Riederer and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)

Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $292,100 in the fiscal year ended August 31, 2019 and $285,000 in the fiscal year ended August 31, 2018, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)

Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,700 in the fiscal year ended August 31, 2019 and $1,700 in the fiscal year ended August 31, 2018, including fees associated with the semi-annual review of fund disclosures.

(c)

Tax Fees - E&Y billed the registrant fees of $25,100 in the fiscal year ended August 31, 2019 and $24,500 in the fiscal year ended August 31, 2018, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2019 and August 31, 2018.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

●	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

●	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

●	Meet quarterly with the partner of the independent audit firm

●	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

●	Annual Fund financial statement audits

●	Seed audits (related to new product filings, as required)

●	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Accounting consultations

●	Fund merger support services

●	Other accounting related matters

●	Agreed Upon Procedure Reports

●	Attestation Reports

●	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

●	Tax compliance services related to the filing or amendment of the following:

●	Federal, state and local income tax compliance, and

●	Sales and use tax compliance

●	Timely RIC qualification reviews

●	Tax distribution analysis and planning

●	Tax authority examination services

●	Tax appeals support services

●	Accounting methods studies

●	Fund merger support services

●	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

●	Management functions

●	Accounting and bookkeeping services

●	Internal audit services

●	Financial information systems design and implementation

●	Valuation services supporting the financial statements

●	Actuarial services supporting the financial statements

●	Executive recruitment

●	Expert services (e.g., litigation support)

●	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $739,250 in the fiscal year ended August 31, 2019 and $772,750 in the fiscal year ended August 31, 2018.

(h)

The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)   Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 23, 2019

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: October 23, 2019